UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments – Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104
(Address of principal executive offices)          (Zip code)
Randall W. Merk
Schwab Investments – Schwab 1000 Index Fund
101 Montgomery Street, San Francisco, California 94104
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2010

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2010 enclosed.

Prospectus Supplement and
Semiannual Report Enclosed

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This supplement is not part of the shareholder report.

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB STRATEGIC TRUST

Schwab Equity Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary
Prospectuses of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund,
Schwab Total Stock Market Index Fund and Schwab International Index Fund, each dated February 28, 2010

Schwab Fundamental Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010, as supplemented March 17, 2010, the
Summary Prospectus of Schwab Fundamental Emerging Markets Index Fund, dated March 17, 2010, and the Summary Prospectuses of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small-Mid Company Index Fund, each dated February 28, 2010

Schwab Active Equity Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged
Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund, each dated February 28, 2010

Laudus MarketMasters Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of
Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, each dated February 28, 2010

Schwab Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Tax-Free Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Global Real Estate Fund
Supplement dated June 1, 2010 to the Prospectus dated June 28, 2009

Schwab S&P 500 Index Portfolio
Supplement dated June 1, 2010 to the Prospectus dated April 30, 2010

Schwab U.S. ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

Schwab International ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

This supplement provides new and additional information beyond that contained in each Prospectus and Summary Prospectus and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Charles Schwab Investment Management, Inc. (CSIM) is announcing that Jeffrey Mortimer, Chief Investment Officer of CSIM, Schwab Funds, Laudus Funds, and Schwab ETFs, will leave the firm effective July 2, 2010. Randy Merk, President and Chief Executive Officer of CSIM, will serve as Chief Investment Officer until a replacement is found.

Therefore, effective July 2, 2010, all references to Jeffrey Mortimer in the “Fund management”, “Portfolio management” and/or “Portfolio managers” sections of the above referenced Prospectuses and Summary Prospectuses are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus, www.laudus.com/prospectus or
www.schwabetfs.com/prospectus for current prospectuses and summary prospectuses.

REG56267-00 (06/10) ©2010 All Rights Reserved

Schwab Equity Index Funds

Semiannual Report
April 30, 2010

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	15.63%

S&P 500® Index	15.66%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	16.52%

Schwab 1000 Index®	16.83%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	30.05%

Schwab Small-Cap Index®	30.17%
Fund Category: Morningstar Small-Cap Blend	26.15%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	17.49%

Dow Jones U.S. Total Stock Market IndexSM,1	17.78%
Fund Category: Morningstar Large-Cap Blend	14.82%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[2]	2.80%

Schwab International Index®	2.45%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%

Performance Details	pages 14-15

Minimum Initial Investment[3]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	Previously, this index was called Dow Jones Wilshire 5000 Composite Index.

[2]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[3]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

In the United States, we’ve seen modest improvements in employment and consumer spending, along with increased capital spending by businesses. More importantly, the Federal Reserve (the Fed) began to withdraw some of its monetary support programs in 2010 while holding interest rates at historically low levels. The Fed’s description of the U.S. economy at its April 28, 2010 meeting was that the economy “was a little more upbeat but still cautious,” and that the “labor market was beginning to improve,” but then added a cautionary statement about employers remaining reluctant to add jobs to current payrolls. In short, we seem to be in an economic stage that calls for cautious optimism.

From a broader perspective, the global financial marketplace remained challenging as recessionary conditions prevailed along with occasional signs of improvement. Even as major international and domestic equity indices continued to rise, central banks in several countries, including the United States, closely monitored financial markets, debt ratios, monetary exchange rates, interest rates, and inflation, in an ongoing effort to stabilize local and global markets. This was especially true for the governments of Greece, Spain, Portugal, Ireland, and Great Britain, where sovereign debt has escalated and governments have implemented cost-cutting measures while seeking extended, low-cost financing.

As intended, the Schwab Equity Index Funds closely tracked the performance of their respective comparative indices during the period. For details about each fund’s performance, please read the fund managers’ discussion and analysis on the following pages.

In economic environments such as we have today, it’s more important than ever to periodically review your investment portfolio to ensure that your plan is complementary to your financial goals. To that end, we offer a wide array of mutual funds that cover all asset classes. If you would like to talk with us about our mutual funds, we are always available at 1-800-435-4000, and additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

The past six months produced significant positive returns and high volatility in global capital markets. Nearly all major equity indices had positive returns. Generally speaking, the domestic equity markets outpaced the international equity markets; fixed income underperformed both.

U.S. small-cap stocks outperformed U.S. large- and mid-cap stocks. Value stocks outpaced growth stocks in all categories. The return of the S&P 500® Index, which is usually seen as a bellwether for financial markets in the United States, was positive at 15.66%. The international stock markets also had positive overall returns for the period, but significantly underperformed domestic stock markets. The MSCI EAFE® Index (Gross) returned 2.68% for the period. In the fixed-income realm, the Barclays Capital U.S. Aggregate Bond Index returned 2.54%.

Economic challenges lingered across the globe. Concerns about the long-term ability of Greece, Spain, and Portugal to manage their significant sovereign debt began to worry investors toward the end of the six-month period when Greece’s debt rating was lowered to junk status by Standard and Poor’s. Portugal and Spain’s debt ratings were also lowered, but not to the same extent as Greece’s.

Government central banks around the world continued to discuss possible ways of stabilizing the struggling countries, and the International Monetary Fund promised, in April 2010, to increase the 45 billion euro aid package for Greece to as much as 120 billion euros over the next three years. The promise for aid came with austerity measures that would have to be implemented by Greece, and any other country that might receive aid.

Central banks also continued to use other tools to help the global financial system maintain sufficient liquidity, such as buying distressed debt from private banks and supporting housing markets by intervening in mortgage markets.

On April 28, 2010, the Federal Open Market Committee (FOMC) reported that economic activity continued to strengthen in the United States and that the labor market was beginning to improve, but tempered its comments by adding that high unemployment, modest income growth, lower housing wealth, and tight credit were still concerns. In light of stable inflation trends, the FOMC maintained the target range for the federal funds rate at 0% to 0.25%.

Gross Domestic Product (GDP) growth increased by approximately 3.0% for the first quarter of 2010, a bit down from the increase of 5.6% reported for the GDP growth rate in the fourth quarter of 2009. Private domestic demand was the main force behind the growth in the first quarter, and consumer spending rose at an annual rate of 3.6%. Also in the first quarter, business investments in equipment and software increased by 13.4%. The U.S. unemployment rate remained close to 10% for the entire six-month period.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.66%	S&P 500® Index: measures U.S. large-cap stocks

28.17%	Russell 2000® Index: measures U.S. small-cap stocks

2.68%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund, and the Schwab International Index Fund, and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund and the Schwab International Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

The Schwab S&P 500 Index Fund returned 15.63%, while its comparative index, the S&P 500 Index (the index), returned 15.66%. Unlike the fund, the index does not include operational and transactional costs. The index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns on a sector-specific level, Consumer Discretionary was the strongest performer, followed by Industrials and Materials. Sector returns for Telecommunication Services, Energy, and Consumer Staples were at the lower end, but still positive.

When looking at industry-specific returns, Automobiles & Components was the strongest performer, followed by Real Estate and Transportation. Industry returns for Food & Staples Retailing, Telecommunication Services, and Energy were at the lower end, but still positive.

Better performing securities in the fund included Apple, Inc., General Electric Co., and Bank of America Corp. Securities detracting from performance included Exxon Mobil Corp., Goldman Sachs Group, and Berkshire Hathaway, Inc.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$83,082
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	1%

 Sector Weightings % of Investments

Information Technology	18.9%
Financials	16.2%
Health Care	11.6%
Energy	11.1%
Consumer Staples	10.9%
Industrials	10.7%
Consumer Discretionary	10.5%
Utilities	3.4%
Materials	3.4%
Telecommunication Services	2.7%
Other	0.6%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	3.0%
Microsoft Corp.	2.2%
Apple, Inc.	2.2%
General Electric Co.	1.9%
The Procter & Gamble Co.	1.7%
Johnson & Johnson	1.7%
Bank of America Corp.	1.6%
International Business Machines Corp.	1.6%
Wells Fargo & Co.	1.6%
JPMorgan Chase & Co.	1.6%
Total	19.1%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	15.63%	38.62%	2.64%	-0.25%
S&P 500® Index	15.66%	38.84%	2.63%	-0.19%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	15.39%	38.33%	2.35%	-0.65%
Post-Liquidation (shares were sold)	10.45%	25.45%	2.25%	-0.38%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.73%	35.28%	1.50%	-0.22%
Post-Liquidation (shares were sold)	8.56%	23.37%	1.76%	0.20%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

The Schwab 1000 Index Fund returned 16.52%, while its comparative index, the Schwab 1000 Index (the index), returned 16.83%. Unlike the fund, the index does not include operational and transactional costs. The index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns on a sector-specific level, Consumer Discretionary was the strongest performer, followed by Industrials and Health Care. While all of the sectors had positive returns for the period, Consumer Staples, Telecommunication Services, and Energy were at the lower end.

From an industry-specific view, Automobiles & Components was the strongest performer, followed by Transportation and Real Estate. While all industry groups had positive performance for the period, Food & Staples Retailing, Telecommunication Services, and Real Estate were at the lower end.

Better performing securities in the fund included Apple, Inc., General Electric Co., and Bank of America Corp. Securities detracting from performance included Exxon Mobil Corp., Goldman Sachs Group, Inc. and Berkshire Hathaway, Inc.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	992
Weighted Average Market Cap ($ x 1,000,000)	$73,757
Price/Earnings Ratio (P/E)	20.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	5%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	16.7%
Health Care	11.6%
Consumer Discretionary	11.1%
Industrials	11.1%
Energy	10.8%
Consumer Staples	10.0%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	2.7%
Other	0.1%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.7%
Microsoft Corp.	2.0%
Apple, Inc.	2.0%
General Electric Co.	1.7%
The Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
Bank of America Corp.	1.5%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.4%
JPMorgan Chase & Co.	1.4%
Total	17.1%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	16.52%	39.57%	2.99%	0.11%
Schwab 1000 Index®	16.83%	40.13%	3.27%	0.39%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	16.22%	39.21%	2.74%	-0.20%
Post-Liquidation (shares were sold)	11.10%	26.15%	2.54%	-0.04%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.73%	35.28%	1.50%	-0.22%
Post-Liquidation (shares were sold)	8.56%	23.37%	1.76%	0.20%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

The Schwab Small-Cap Index Fund returned 30.05%, while its comparative index, the Schwab Small-Cap Index (the index), returned 30.17%. Unlike the fund, the index does not include operational and transactional costs. The index is comprised of the stocks of the second largest 1,000 publicly traded companies in the United States, and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index.

When looking at returns on a sector-specific level, Consumer Discretionary was the strongest performer, followed by Materials and Financials. While every sector had positive returns during the period, Telecommunication Services and Utilities were at the lower end.

When looking at industry-specific returns, Media was the strongest performer, followed by Automobiles & Components and Consumer Durables & Apparel. While every industry had positive returns during the period, Food & Staples Retailing, Telecommunication Services, and Commercial & Professional Services were at the lower end.

Better performing securities in the fund included Popular, Inc., Liberty Media Capital, and InterMune, Inc. Securities detracting from performance included Euronet Services, Inc., Medivation, Inc., and Palm Inc New.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	997
Weighted Average Market Cap ($ x 1,000,000)	$1,131
Price/Earnings Ratio (P/E)	-46.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[2]	31%

 Sector Weightings % of Investments

Financials	20.0%
Information Technology	17.1%
Industrials	16.7%
Consumer Discretionary	15.9%
Health Care	12.0%
Energy	5.7%
Materials	4.7%
Consumer Staples	3.3%
Utilities	2.7%
Telecommunication Services	1.3%
Other	0.6%
Total	100.0%

 Top Holdings % of Net Assets3

Ares Capital Corp.	0.4%
Popular, Inc.	0.3%
Trinity Industries, Inc.	0.3%
The Toro Co.	0.3%
Protective Life Corp.	0.2%
CBL & Associates Properties, Inc.	0.2%
Hill-Rom Holdings, Inc.	0.2%
USG Corp.	0.2%
Polaris Industries, Inc.	0.2%
BioMed Realty Trust, Inc.	0.2%
Total	2.5%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	30.05%	55.28%	7.01%	5.33%
Schwab Small-Cap Index®	30.17%	55.84%	7.15%	5.36%
Fund Category: Morningstar Small-Cap Blend	26.15%	49.33%	5.16%	7.14%

Fund Expense Ratios3: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	29.87%	55.07%	5.66%	4.08%
Post-Liquidation (shares were sold)	19.71%	36.14%	5.75%	4.13%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	24.39%	47.27%	3.50%	5.53%
Post-Liquidation (shares were sold)	16.01%	30.95%	3.81%	5.53%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

The Schwab Total Stock Market Index Fund returned 17.49%, while its comparative index, the Dow Jones U.S. Total Stock Market Index (the index), returned 17.78%. Unlike the fund, the index does not include operational and transactional costs. The index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available.

When looking at returns on a sector specific-level, Consumer Discretionary was the strongest performer, followed by Industrials and Materials. While all of the sectors had positive returns for the period, Telecommunication Services, Consumer Staples, and Energy were at the lower end.

When looking at industry-specific returns, Automobiles & Components was the strongest performer, followed by Transportation and Media. While all industries had positive returns for the period, Semiconductors & Semiconductor Equipment, Telecommunication Services, and Utilities were at the lower end.

Better performing securities in the fund included Apple, Inc., General Electric Co., and Bank of America Corp. Securities detracting from performance included Exxon Mobil Corp., Goldman Sachs Group, Inc. and Berkshire Hathaway, Inc.

As of 4/30/10:

 Style Assessment1

 Statistics

Number of Holdings	2,265
Weighted Average Market Cap ($ x 1,000,000)	$68,604
Price/Earnings Ratio (P/E)	22.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	17.3%
Health Care	11.8%
Consumer Discretionary	11.5%
Industrials	11.2%
Energy	10.3%
Consumer Staples	9.4%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.6%
Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.4%
Apple, Inc.	1.9%
Microsoft Corp.	1.9%
General Electric Co.	1.5%
The Procter & Gamble Co.	1.4%
Johnson & Johnson	1.4%
Bank of America Corp.	1.3%
International Business Machines Corp.	1.3%
JPMorgan Chase & Co.	1.3%
Chevron Corp.	1.2%
Total	15.6%

Manager views and portfolio holdings may have changed since the report date.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	17.49%	40.32%	3.56%	0.79%
Dow Jones U.S. Total Stock Market IndexSM	17.78%	41.06%	3.55%	0.73%
Fund Category: Morningstar Large-Cap Blend	14.82%	37.81%	2.67%	0.75%

Fund Expense Ratios3: Net 0.09%; Gross 0.12%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	17.20%	39.97%	3.25%	0.43%
Post-Liquidation (shares were sold)	11.70%	26.60%	2.99%	0.50%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.73%	35.28%	1.50%	-0.22%
Post-Liquidation (shares were sold)	8.56%	23.37%	1.76%	0.20%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 13

Schwab International Index Fund®

The Schwab International Index Fund returned 2.80%, while its comparative index, the Schwab International Index (the index), returned 2.45%. Unlike the fund, the index does not include operational and transactional costs. The index is comprised of 350 companies encompassing 21 developed countries.

From a country perspective, the best performers were Ireland, Canada, and Denmark. The poorest performers were Greece, Spain, and Portugal.

When looking at returns on a sector-specific level, Information Technology was the strongest performer, followed by Materials and Industrials. On the negative side, Telecommunication Services, Utilities, and Financials fell behind.

Better performing securities in the fund included The Toronto-Dominion Bank, BHP Billiton Ltd., and Royal Bank of Canada. Poorly performing securities included Banco Santander S.A., Telefonica S.A., and Banco Bilbao Vizcaya Argentaria S.A.

As of 4/30/10:

 Style Assessment1

 Country Weightings % of Investments

United Kingdom	20.3%

Japan	15.6%

France	10.4%

Canada	9.5%

Switzerland	8.1%

Germany	7.9%

Australia	7.5%

Spain	3.9%

Italy	3.3%

Netherlands	2.6%

Other Countries	10.9%

Total	100.0%

 Statistics

Number of Holdings	354
Weighted Average Market Cap ($ x 1,000,000)	$58,736
Price/Earnings Ratio (P/E)	22.2
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Financials	27.9%
Energy	11.1%
Consumer Staples	9.7%
Materials	9.4%
Industrials	8.5%
Health Care	8.1%
Consumer Discretionary	7.4%
Telecommunication Services	5.8%
Utilities	5.4%
Information Technology	4.8%
Other	1.9%
Total	100.0%

 Top Holdings % of Net Assets3

Nestle S.A. - Reg’d	2.0%
HSBC Holdings plc	2.0%
BP plc	1.9%
Novartis AG - Reg’d	1.5%
Total S.A.	1.5%
BHP Billiton Ltd.	1.4%
Vodafone Group plc	1.3%
Royal Dutch Shell plc, A Share	1.3%
Roche Holding AG	1.3%
iShares MSCI EAFE Index Fund	1.3%
Total	15.5%

Manager views and portfolio holdings may have changed since the report date.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Certain securities referenced in the above fund managers’ discussion may have been bought or sold during the period, and therefore, may not appear in the Portfolio Holdings.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 4/30/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 4/30/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

April 30, 2000 – April 30, 2010
Performance of a Hypothetical
$10,000 Investment1,4

 Pre-Tax Average Annual Total Returns1,2,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	2.80%	33.83%	3.76%	0.90%
Schwab International Index®	2.45%	34.29%	4.26%	1.28%
Fund Category: Morningstar Foreign Large-Cap Blend	4.94%	35.48%	4.17%	1.25%

Fund Expense Ratios3: Net 0.19%; Gross 0.23%

 Average Annual Total Returns After Tax1,2,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	2.65%	33.63%	3.39%	0.38%
Post-Liquidation (shares were sold)	2.61%	23.02%	3.32%	0.58%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	2.60%	32.54%	2.55%	-0.02%
Post-Liquidation (shares were sold)	2.13%	21.76%	2.91%	0.45%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (Net) (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/10 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2009 and held through April 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/09	at 4/30/10	11/1/09–4/30/10

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,156.30	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,165.20	$1.56
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$1,300.50	$1.08
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,174.90	$0.49
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.20%	$1,000	$1,028.00	$1.01
Hypothetical 5% Return	0.20%	$1,000	$1,023.80	$1.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.28		15.28		24.28	21.56	18.88	17.68

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.20		0.44	0.41	0.37	0.36
Net realized and unrealized gains (losses)	2.35		1.22		(9.02)	2.68	2.65	1.16

Total from investment operations	2.52		1.42		(8.58)	3.09	3.02	1.52
Less distributions:
Distributions from net investment income	(0.24)		(0.42)		(0.42)	(0.37)	(0.34)	(0.32)

Net asset value at end of period	18.56		16.28		15.28	24.28	21.56	18.88

Total return (%)	15.63	[2]	9.81		(35.92)	14.50	16.18	8.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.13	[4]	0.19	0.19	0.19	0.19
Gross operating expenses	0.10	[3]	0.16		0.21	0.20	0.21	0.25
Net investment income (loss)	1.92	[3]	2.09		2.06	1.78	1.74	1.92
Portfolio turnover rate	1	[2]	3	[5]	3	2	3	4
Net assets, end of period ($ x 1,000,000)	10,037		8,718		2,598	4,345	4,038	3,938

* Unaudited.
1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (See financial note 11)

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	8,463,860,351	9,968,625,738
0.6%	Short-Term Investments	60,784,716	60,784,746

99.9%	Total Investments	8,524,645,067	10,029,410,484
0.1%	Collateral Invested for Securities on Loan	12,120,881	12,120,881
0.0%	Other Assets and Liabilities, Net		(4,167,782)

100.0%	Net Assets		10,037,363,583

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	69,562,358

Banks 3.4%
U.S. Bancorp	1,774,328	0.5	47,498,761
Wells Fargo & Co.	4,753,209	1.6	157,378,750
Other Securities		1.3	133,268,103

		3.4	338,145,614

Capital Goods 8.1%
3M Co.	658,619	0.6	58,399,747
General Electric Co.	9,950,352	1.9	187,663,639
The Boeing Co.	683,554	0.5	49,509,816
United Technologies Corp.	882,035	0.6	66,108,523
Other Securities		4.5	454,184,582

		8.1	815,866,307

Commercial & Professional Supplies 0.6%
Other Securities		0.6	59,529,848

Consumer Durables & Apparel 1.1%
Other Securities		1.1	111,036,407

Consumer Services 1.8%
McDonald’s Corp.	1,009,338	0.7	71,249,169
Other Securities		1.1	108,914,917

		1.8	180,164,086

Diversified Financials 7.8%
American Express Co.	1,110,241	0.5	51,204,315
Bank of America Corp.	9,260,311	1.6	165,111,345
Citigroup, Inc. *	18,013,644	0.8	78,719,624
JPMorgan Chase & Co.	3,674,431	1.6	156,457,272
The Charles Schwab Corp. (b)	891,781	0.2	17,202,455
The Goldman Sachs Group, Inc.	480,169	0.7	69,720,539
Other Securities		2.4	244,295,245

		7.8	782,710,795

Energy 11.1%
Chevron Corp.	1,871,934	1.5	152,450,305
ConocoPhillips	1,388,390	0.8	82,178,804
Exxon Mobil Corp.	4,419,898	3.0	299,890,079
Occidental Petroleum Corp.	759,350	0.7	67,323,971
Schlumberger Ltd.	1,118,439	0.8	79,878,913
Other Securities		4.3	434,539,380

		11.1	1,116,261,452

Food & Staples Retailing 2.6%
CVS Caremark Corp.	1,318,651	0.5	48,697,781
Wal-Mart Stores, Inc.	1,996,002	1.1	107,085,507
Other Securities		1.0	105,636,512

		2.6	261,419,800

Food, Beverage & Tobacco 5.7%
Kraft Foods, Inc., Class A	1,587,654	0.5	46,994,558
PepsiCo, Inc.	1,488,963	1.0	97,110,167
Philip Morris International, Inc.	1,781,746	0.9	87,448,094
The Coca-Cola Co.	2,170,228	1.1	115,998,687
Other Securities		2.2	221,149,734

		5.7	568,701,240

Health Care Equipment & Services 3.9%
Medtronic, Inc.	1,031,139	0.5	45,050,463
Other Securities		3.4	345,165,018

		3.9	390,215,481

Household & Personal Products 2.6%
The Procter & Gamble Co.	2,727,590	1.7	169,546,994
Other Securities		0.9	89,913,010

		2.6	259,460,004

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	1,516,630	1.2	116,780,510
Other Securities		2.6	262,498,319

		3.8	379,278,829

Materials 3.4%
Other Securities		3.4	339,584,663

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 3.2%
Comcast Corp., Class A	2,670,464	0.5	52,714,959
The Walt Disney Co.	1,773,483	0.7	65,335,114
Other Securities		2.0	199,129,415

		3.2	317,179,488

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
Abbott Laboratories	1,448,386	0.7	74,099,428
Amgen, Inc. *	954,959	0.5	54,776,448
Bristol-Myers Squibb Co.	1,612,264	0.4	40,774,157
Johnson & Johnson	2,577,325	1.7	165,721,997
Merck & Co., Inc.	2,851,214	1.0	99,906,539
Pfizer, Inc.	7,524,533	1.3	125,810,192
Other Securities		2.1	208,467,839

		7.7	769,556,600

Real Estate 1.2%
Other Securities		1.2	125,890,025

Retailing 3.8%
Amazon.com, Inc. *	305,590	0.4	41,884,165
Target Corp.	711,108	0.4	40,440,712
The Home Depot, Inc.	1,591,050	0.6	56,084,513
Other Securities		2.4	240,763,332

		3.8	379,172,722

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,153,905	1.2	117,663,651
Other Securities		1.3	132,716,011

		2.5	250,379,662

Software & Services 8.8%
Google, Inc., Class A *	224,058	1.2	117,729,035
International Business Machines Corp.	1,227,590	1.6	158,359,110
Microsoft Corp.	7,201,331	2.2	219,928,649
Oracle Corp.	3,629,986	0.9	93,798,838
Other Securities		2.9	296,307,030

		8.8	886,122,662

Technology Hardware & Equipment 7.5%
Apple, Inc. *	839,240	2.2	219,142,349
Cisco Systems, Inc. *	5,379,128	1.4	144,806,126
Hewlett-Packard Co.	2,217,108	1.2	115,223,103
QUALCOMM, Inc.	1,563,665	0.6	60,576,382
Other Securities		2.1	214,806,022

		7.5	754,553,982

Telecommunication Services 2.7%
AT&T, Inc.	5,502,536	1.4	143,396,088
Verizon Communications, Inc.	2,648,178	0.8	76,505,862
Other Securities		0.5	52,589,919

		2.7	272,491,869

Transportation 1.9%
United Parcel Service, Inc., Class B	932,518	0.6	64,474,295
Other Securities		1.3	131,715,516

		1.9	196,189,811

Utilities 3.4%
Other Securities		3.4	345,152,033

Total Common Stock
(Cost $8,463,860,351)			9,968,625,738

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Wells Fargo
0.03%, 05/03/10	57,145,419	0.6	57,145,419

U.S. Treasury Obligations 0.0%
Other Securities		0.0	3,639,327

Total Short-Term Investments
(Cost $60,784,716)			60,784,746

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	12,120,881	0.1	12,120,881

Total Collateral Invested for Securities on Loan
(Cost $12,120,881)			12,120,881

End of Collateral Invested for Securities on Loan

At 04/30/10 the tax basis cost of the fund’s investments was $8,576,771,997 and the unrealized appreciation and depreciation were $2,641,863,333 and ($1,189,224,846), respectively, with a net unrealized appreciation of $1,452,638,487.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan. Please see complete schedule of holdings.

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	800	47,336,000	272,475

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $11,243,884 (cost $8,524,645,067)		$10,029,410,484
Collateral invested for securities on loan		12,120,881
Receivables:
Dividends		10,046,748
Fund shares sold		9,341,876
Interest		47
Income from securities on loan		40,092
Prepaid expenses	+	93,946

Total assets		10,061,054,074

Liabilities

Collateral held for securities on loan		12,120,881
Payables:
Investments bought		6,670,337
Investment adviser and administrator fees		49,153
Shareholder services fees		46,521
Fund shares redeemed		3,846,019
Due to brokers for futures		876,000
Accrued expenses	+	81,580

Total liabilities		23,690,491

Net Assets

Total assets		10,061,054,074
Total liabilities	−	23,690,491

Net assets		$10,037,363,583

Net Assets by Source
Capital received from investors		9,511,002,793
Net investment income not yet distributed		54,981,769
Net realized capital losses		(1,034,057,007)
Net unrealized capital gains		1,505,436,028

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$10,037,363,583		540,752,621		$18.56

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $107,014 from affiliated issuer)		$94,053,480
Interest		8,366
Securities on loan	+	446,526

Total investment income		94,508,372

Expenses

Investment adviser and administrator fees		2,820,381
Shareholder service fees		940,127
Transfer agent fees		206,670
Shareholder reports		162,065
Portfolio accounting fees		94,701
Custodian fees		76,422
Professional fees		48,088
Registration fees		37,684
Trustees’ fees		37,468
Interest expense		758
Other expenses	+	253,780

Total expenses		4,678,144
Expense reduction by adviser and Schwab	−	278,633

Net expenses	−	4,399,511

Net investment income		90,108,861

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(9,158,075)
Net realized gains on futures contracts	+	5,848,539

Net realized losses		(3,309,536)
Net unrealized gains on investments		1,269,477,408
Net unrealized gains on affiliated issuer		1,738,973
Net unrealized gains on futures contracts	+	299,750

Net unrealized gains	+	1,271,516,131

Net realized and unrealized gains		1,268,206,595

Increase in net assets resulting from operations		$1,358,315,456

22 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$90,108,861	$119,853,100
Net realized losses		(3,309,536)	(14,387,310)
Net unrealized gains	+	1,271,516,131	387,771,569

Increase in net assets from operations		1,358,315,456	493,237,359

Distributions to Shareholders[1,2]

Distributions from net investment income
Investor Shares		—	61,218,780
Select Shares		130,372,304	70,328,964
e.Shares	+	—	4,259,161

Total distributions from net investment income		$130,372,304	$135,806,905

Transactions in Fund Shares1,2

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	28,532,699	$391,743,965
Select Shares		43,099,296	759,429,304	225,656,362	3,587,907,956
e.Shares	+	—	—	3,771,791	52,363,615

Total shares sold		43,099,296	$759,429,304	257,960,852	$4,032,015,536

Issued in connection with merger
Select Shares		—	—	185,529,982	3,008,644,483

Shares Reinvested
Investor Shares		—	$—	4,242,106	$58,541,060
Select Shares		6,889,298	118,013,668	4,509,670	62,413,840
e.Shares	+	—	—	272,580	3,758,878

Total shares reinvested		6,889,298	$118,013,668	9,024,356	$124,713,778

Shares Redeemed
Investor Shares		—	$—	(188,488,799)	($2,992,021,162)
Select Shares		(44,724,619)	(785,609,051)	(50,255,160)	(720,388,668)
e.Shares	+	—	—	(16,279,703)	(246,409,582)

Total shares redeemed		(44,724,619)	($785,609,051)	(255,023,662)	($3,958,819,412)

Net transactions in fund shares		5,263,975	$91,833,921	197,491,528	$3,206,554,385

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,488,646	$8,717,586,510	337,997,118	$5,153,601,671
Total increase	+	5,263,975	1,319,777,073	197,491,528	3,563,984,839

End of period		540,752,621	$10,037,363,583	535,488,646	$8,717,586,510

Net investment income not yet distributed			$54,981,769		$95,245,212

[1]	Effective September 9, 2009, all outstanding Investor Shares (166,917,045 shares valued at $2,696,695,093) and e.Shares (10,428,150 shares valued at $168,446,946) combined with Select Shares, resulting in a single class of shares of the fund.
[2]	Effective September 9, 2009, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Index Fund (See financial note 11).

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	31.00		28.69		45.81	40.40	35.31	32.54

Income (loss) from investment operations:
Net investment income (loss)	0.28	[2]	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]	0.55
Net realized and unrealized gains (losses)	4.79		2.41		(17.13)	5.33	5.05	2.70

Total from investment operations	5.07		2.95		(16.47)	5.93	5.55	3.25
Less distributions:
Distributions from net investment income	(0.58)		(0.64)		(0.62)	(0.52)	(0.46)	(0.48)
Distributions from net realized gains	—		—		(0.03)	—	—	—

Total distributions	(0.58)		(0.64)		(0.65)	(0.52)	(0.46)	(0.48)

Net asset value at end of period	35.49		31.00		28.69	45.81	40.40	35.31

Total return (%)	16.52	[3]	10.72		(36.43)	14.81	15.84	10.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.38	[5]	0.49	0.48	0.49	0.50
Gross operating expenses	0.35	[4]	0.44		0.49	0.48	0.49	0.50
Net investment income (loss)	1.69	[4]	1.96		1.68	1.39	1.34	1.49
Portfolio turnover rate	5	[3]	4		4	6	5	6
Net assets, end of period ($ x 1,000,000)	4,754		4,279		2,260	3,974	3,918	4,166

* Unaudited.
1 Effective September 18, 2009, the Select Shares class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,336,760,766	4,744,840,330
0.1%		Other Investment Company	2,624,042	2,624,042
0.1%		Short-Term Investment	2,599,491	2,599,513

99.9%		Total Investments	2,341,984,299	4,750,063,885
0.5%		Collateral Invested for Securities on Loan	22,197,268	22,197,268
(0	.4)%	Other Assets and Liabilities, Net		(18,067,726)

100.0%		Net Assets		4,754,193,427

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	1,296,187	0.4	16,876,355
Other Securities		0.4	19,735,028

		0.8	36,611,383

Banks 3.4%
U.S. Bancorp	749,505	0.4	20,064,249
Wells Fargo & Co.	2,003,196	1.4	66,325,820
Other Securities		1.6	74,367,263

		3.4	160,757,332

Capital Goods 8.3%
3M Co.	277,434	0.5	24,600,073
General Electric Co.	4,173,122	1.7	78,705,081
The Boeing Co.	284,789	0.4	20,627,267
United Technologies Corp.	367,463	0.6	27,541,352
Other Securities		5.1	243,047,021

		8.3	394,520,794

Commercial & Professional Supplies 0.8%
Other Securities		0.8	36,054,088

Consumer Durables & Apparel 1.3%
Other Securities		1.3	60,355,172

Consumer Services 2.0%
McDonald’s Corp.	422,936	0.6	29,855,052
Other Securities		1.4	66,338,533

		2.0	96,193,585

Diversified Financials 7.3%
American Express Co.	466,077	0.5	21,495,471
Bank of America Corp.	3,894,541	1.5	69,439,666
Citigroup, Inc. *	7,642,762	0.7	33,398,870
JPMorgan Chase & Co.	1,544,478	1.4	65,763,873
The Charles Schwab Corp. (a)	373,465	0.2	7,204,140
The Goldman Sachs Group, Inc.	201,532	0.6	29,262,446
Other Securities		2.4	121,954,367

		7.3	348,518,833

Energy 10.7%
Chevron Corp.	786,377	1.4	64,042,543
ConocoPhillips	581,466	0.7	34,416,973
Exxon Mobil Corp.	1,860,622	2.7	126,243,203
Occidental Petroleum Corp.	318,116	0.6	28,204,165
Schlumberger Ltd.	470,606	0.7	33,610,680
Other Securities		4.6	224,712,707

		10.7	511,230,271

Food & Staples Retailing 2.3%
CVS Caremark Corp.	553,711	0.4	20,448,547
Wal-Mart Stores, Inc.	836,227	0.9	44,863,579
Other Securities		1.0	45,505,486

		2.3	110,817,612

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	812,165	0.4	17,209,776
Kraft Foods, Inc., Class A	578,964	0.3	17,137,334
PepsiCo, Inc.	635,905	0.9	41,473,724
Philip Morris International, Inc.	746,565	0.8	36,641,410
The Coca-Cola Co.	908,154	1.0	48,540,831
Other Securities		1.8	88,572,592

		5.2	249,575,667

Health Care Equipment & Services 4.2%
Medtronic, Inc.	433,768	0.4	18,951,324
Other Securities		3.8	179,085,403

		4.2	198,036,727

Household & Personal Products 2.4%
The Procter & Gamble Co.	1,145,119	1.5	71,180,597
Other Securities		0.9	45,047,600

		2.4	116,228,197

Insurance 3.9%
Berkshire Hathaway, Inc., Class B *	589,912	1.0	45,423,224

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.9	142,516,040

		3.9	187,939,264

Materials 3.8%
Other Securities		3.8	182,413,661

Media 3.2%
Comcast Corp., Class A	1,118,903	0.5	22,087,145
The Walt Disney Co.	753,920	0.6	27,774,413
Other Securities		2.1	100,353,198

		3.2	150,214,756

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	606,246	0.7	31,015,545
Amgen, Inc. *	396,660	0.5	22,752,418
Bristol-Myers Squibb Co.	670,839	0.4	16,965,518
Johnson & Johnson	1,081,367	1.5	69,531,898
Merck & Co., Inc.	1,197,198	0.9	41,949,818
Pfizer, Inc.	3,162,711	1.1	52,880,528
Other Securities		2.3	118,699,306

		7.4	353,795,031

Real Estate 2.0%
Other Securities		2.0	93,851,924

Retailing 3.9%
Amazon.com, Inc. *	130,141	0.4	17,837,125
The Home Depot, Inc.	666,415	0.5	23,491,129
Other Securities		3.0	142,189,265

		3.9	183,517,519

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	2,164,280	1.0	49,410,512
Other Securities		1.7	77,362,965

		2.7	126,773,477

Software & Services 8.7%
Google, Inc., Class A *	94,506	1.1	49,657,233
International Business Machines Corp.	514,840	1.4	66,414,360
Microsoft Corp.	3,027,638	2.0	92,464,064
Oracle Corp.	1,532,610	0.8	39,602,642
Other Securities		3.4	164,374,974

		8.7	412,513,273

Technology Hardware & Equipment 7.1%
Apple, Inc. *	353,014	2.0	92,179,016
Cisco Systems, Inc. *	2,254,615	1.3	60,694,236
Hewlett-Packard Co.	929,268	1.0	48,294,058
QUALCOMM, Inc.	654,678	0.5	25,362,226
Other Securities		2.3	113,174,867

		7.1	339,704,403

Telecommunication Services 2.7%
AT&T, Inc.	2,312,777	1.3	60,270,969
Verizon Communications, Inc.	1,113,337	0.7	32,164,306
Other Securities		0.7	34,162,933

		2.7	126,598,208

Transportation 2.0%
United Parcel Service, Inc., Class B	389,075	0.6	26,900,646
Other Securities		1.4	68,764,697

		2.0	95,665,343

Utilities 3.6%
Other Securities		3.6	172,953,810

Total Common Stock
(Cost $2,336,760,766)			4,744,840,330

Other Investment Company 0.1% of net assets

Money Funds 0.1%
Other Securities		0.1	2,624,042

Total Other Investment Company
(Cost $2,624,042)			2,624,042

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	2,599,513

Total Short-Term Investment
(Cost $2,599,491)			2,599,513

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Navigator Security Lending Prime Portfolio	22,197,268	0.5	22,197,268

Total Collateral Invested for Securities on Loan
(Cost $22,197,268)			22,197,268

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $2,320,415,989 and the unrealized appreciation and depreciation were $2,551,900,250 and ($122,252,354), respectively, with a net unrealized appreciation of $2,429,647,896.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	80	4,733,600	149,460

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $21,656,441 (cost $2,341,984,299)		$4,750,063,885
Collateral invested for securities on loan		22,197,268
Receivables:
Dividends		4,419,965
Fund shares sold		1,902,551
Interest		1,298
Income from securities on loan		57,459
Prepaid expenses	+	62,057

Total assets		4,778,704,483

Liabilities

Collateral held for securities on loan		22,197,268
Payables:
Investment adviser and administrator fees		69,826
Shareholder services fees		105,802
Fund shares redeemed		1,920,018
Due to brokers for futures		87,600
Accrued expenses	+	130,542

Total liabilities		24,511,056

Net Assets

Total assets		4,778,704,483
Total liabilities	−	24,511,056

Net assets		$4,754,193,427

Net Assets by Source
Capital received from investors		2,219,297,154
Net investment income not yet distributed		22,483,129
Net realized capital gains		103,681,337
Net unrealized capital gains		2,408,731,807

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,754,193,427		133,969,730		$35.49

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $46,910 from affiliated issuer)		$44,647,469
Interest		8,900
Securities on loan	+	232,451

Total investment income		44,888,820

Expenses

Investment adviser and administrator fees		5,178,486
Shareholder service fees		2,263,695
Shareholder reports		122,024
Portfolio accounting fees		66,474
Transfer agent fees		60,401
Custodian fees		41,531
Professional fees		33,383
Trustees’ fees		26,546
Registration fees		19,479
Interest expense		3,815
Other expenses	+	131,356

Total expenses		7,947,190
Expense reduction by adviser and Schwab	−	1,271,568
Custody credits	−	26

Net expenses	−	6,675,596

Net investment income		38,213,224

Realized and Unrealized Gains (Losses)

Net realized gains on investments		80,261,894
Net realized gains on affiliated issuer		363,294
Net realized gains on futures contracts	+	3,500,442

Net realized gains		84,125,630
Net unrealized gains on investments		568,673,618
Net unrealized gains on affiliated issuer		407,195
Net unrealized gains on futures contracts	+	762,716

Net unrealized gains	+	569,843,529

Net realized and unrealized gains		653,969,159

Increase in net assets resulting from operations		$692,182,383

See financial notes 29

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$38,213,224	$83,257,072
Net realized gains (losses)		84,125,630	(610,801)
Net unrealized gains	+	569,843,529	299,066,934

Increase in net assets from operations		692,182,383	381,713,205

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		78,998,534	50,003,899
Select Shares	+	—	49,147,092

Total distributions from net investment income		$78,998,534	$99,150,991

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		4,296,030	$144,272,103	70,861,141	$2,233,680,772
Select Shares	+	—	—	9,718,981	249,303,041

Total shares sold		4,296,030	$144,272,103	80,580,122	$2,482,983,813

Shares Reinvested
Investor Shares		2,124,208	$69,015,533	1,766,430	$45,997,835
Select Shares	+	—	—	1,524,183	39,628,767

Total shares reinvested		2,124,208	$69,015,533	3,290,613	$85,626,602

Shares Redeemed
Investor Shares		(10,489,029)	($351,364,063)	(13,339,274)	($357,689,838)
Select Shares	+	—	—	(81,650,587)	(2,495,382,460)

Total shares redeemed		(10,489,029)	($351,364,063)	(94,989,861)	($2,853,072,298)

Net transactions in fund shares		(4,068,791)	($138,076,427)	(11,119,126)	($284,461,883)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,038,521	$4,279,086,005	149,157,647	$4,280,985,674
Total increase or decrease	+	(4,068,791)	475,107,422	(11,119,126)	(1,899,669)

End of period		133,969,730	$4,754,193,427	138,038,521	$4,279,086,005

Net investment income not yet distributed			$22,483,129		$63,268,439

[1]	Effective September 18, 2009, all outstanding Select Shares (64,219,222 shares valued at $2,052,041,742) combined with Investor Shares, resulting in a single class of shares of the fund.

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–		11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]		10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	15.14		13.85		25.35	25.97	22.36	19.96

Income (loss) from investment operations:
Net investment income (loss)	0.13	[2]	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]	0.17
Net realized and unrealized gains (losses)	4.39		1.40		(7.89)	2.36	3.67	2.39

Total from investment operations	4.52		1.58		(7.56)	2.71	3.94	2.56
Less distributions:
Distributions from net investment income	(0.15)		(0.29)		(0.32)	(0.28)	(0.18)	(0.16)
Distributions from net realized gains	—		—		(3.62)	(3.05)	(0.15)	—

Total distributions	(0.15)		(0.29)		(3.94)	(3.33)	(0.33)	(0.16)

Net asset value at end of period	19.51		15.14		13.85	25.35	25.97	22.36

Total return (%)	30.05	[3]	11.98		(34.48)	11.35	17.78	12.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[4]	0.28	[5]	0.42	0.42	0.42	0.41
Gross operating expenses	0.20	[4]	0.33		0.42	0.42	0.42	0.43
Net investment income (loss)	1.47	[4]	1.41		1.78	1.43	1.10	0.74
Portfolio turnover rate	31	[3]	26		64	31	29	40
Net assets, end of period ($ x 1,000,000)	1,452		1,142		628	969	889	795

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,250,600,412	1,440,954,666
	—%	Rights	—	—
0.6%		Short-Term Investments	9,324,939	9,324,946

99.9%		Total Investments	1,259,925,351	1,450,279,612
3.0%		Collateral Invested for Securities on Loan	43,536,425	43,536,425
(2	.9)%	Other Assets and Liabilities, Net		(42,028,625)

100.0%		Net Assets		1,451,787,412

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.2%
Dana Holding Corp. *	256,200	0.2	3,422,832
Other Securities		1.0	13,739,170

		1.2	17,162,002

Banks 7.4%
Popular, Inc. *	1,176,500	0.3	4,635,410
Signature Bank *	74,709	0.2	3,016,749
Other Securities		6.9	99,977,784

		7.4	107,629,943

Capital Goods 9.9%
Brady Corp., Class A	96,329	0.2	3,309,864
Esterline Technologies Corp. *	54,911	0.2	3,062,936
Moog, Inc., Class A *	83,400	0.2	3,099,978
The Manitowoc Co., Inc.	233,200	0.2	3,267,132
The Toro Co.	63,535	0.3	3,617,683
Trinity Industries, Inc.	145,800	0.3	3,628,962
USG Corp. *	151,600	0.2	3,577,760
WESCO International, Inc. *	80,100	0.2	3,253,662
Other Securities		8.1	116,825,481

		9.9	143,643,458

Commercial & Professional Supplies 3.7%
Other Securities		3.7	53,597,849

Consumer Durables & Apparel 3.9%
Brunswick Corp.	162,400	0.2	3,394,160
Carter’s, Inc. *	104,414	0.2	3,364,219
Deckers Outdoor Corp. *	24,500	0.2	3,444,210
Jones Apparel Group, Inc.	157,100	0.2	3,418,496
Polaris Industries, Inc.	60,123	0.2	3,557,478
Other Securities		2.9	39,420,695

		3.9	56,599,258

Consumer Services 4.8%
Gaylord Entertainment Co. *	94,335	0.2	3,183,806
The Cheesecake Factory, Inc. *	110,800	0.2	3,010,436
Other Securities		4.4	63,612,311

		4.8	69,806,553

Diversified Financials 3.2%
American Capital Ltd. *	516,600	0.2	3,171,924
Ares Capital Corp.	328,230	0.4	5,205,728
Other Securities		2.6	38,322,097

		3.2	46,699,749

Energy 5.7%
Exterran Holdings, Inc. *	115,000	0.2	3,352,250
SEACOR Holdings, Inc. *	38,200	0.2	3,215,294
World Fuel Services Corp.	115,956	0.2	3,296,629
Other Securities		5.1	72,770,727

		5.7	82,634,900

Food & Staples Retailing 0.9%
Other Securities		0.9	12,718,363

Food, Beverage & Tobacco 1.9%
Other Securities		1.9	26,895,745

Health Care Equipment & Services 7.0%
AMERIGROUP Corp. *	94,000	0.2	3,406,560
Hill-Rom Holdings, Inc.	115,300	0.2	3,656,163
Psychiatric Solutions, Inc. *	103,500	0.2	3,329,595
Other Securities		6.4	91,385,205

		7.0	101,777,523

Household & Personal Products 0.5%
Other Securities		0.5	7,508,898

Insurance 3.4%
Protective Life Corp.	157,400	0.2	3,788,618
Other Securities		3.2	45,768,542

		3.4	49,557,160

Materials 4.7%
Carpenter Technology Corp.	78,900	0.2	3,098,403
Olin Corp.	144,500	0.2	3,034,500

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		4.3	61,960,987

		4.7	68,093,890

Media 1.2%
Other Securities		1.2	17,624,477

Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Auxilium Pharmaceuticals, Inc. *	86,700	0.2	3,086,520
Incyte Corp. *	228,063	0.2	3,060,606
InterMune, Inc. *	76,600	0.2	3,260,096
Other Securities		4.4	62,783,866

		5.0	72,191,088

Real Estate 5.9%
BioMed Realty Trust, Inc.	190,834	0.2	3,532,338
Brandywine Realty Trust	236,530	0.2	3,013,392
CBL & Associates Properties, Inc.	253,606	0.2	3,702,648
Entertainment Properties Trust	77,255	0.2	3,377,589
Equity Lifestyle Properties, Inc.	55,859	0.2	3,100,733
Home Properties, Inc.	61,765	0.2	3,069,103
Kilroy Realty Corp.	86,000	0.2	3,015,160
LaSalle Hotel Properties	116,826	0.2	3,078,365
Other Securities		4.3	59,819,931

		5.9	85,709,259

Retailing 4.8%
Rent-A-Center, Inc. *	123,705	0.2	3,194,063
Other Securities		4.6	66,579,294

		4.8	69,773,357

Semiconductors & Semiconductor Equipment 4.1%
International Rectifier Corp. *	137,700	0.2	3,169,854
Veeco Instruments, Inc. *	70,900	0.2	3,118,891
Other Securities		3.7	53,028,007

		4.1	59,316,752

Software & Services 6.8%
CyberSource Corp. *	124,400	0.2	3,194,592
TiVo, Inc. *	199,503	0.2	3,495,293
Other Securities		6.4	92,648,276

		6.8	99,338,161

Technology Hardware & Equipment 6.2%
Ciena Corp. *	168,400	0.2	3,113,716
Plantronics, Inc.	90,393	0.2	3,001,048
Other Securities		5.8	83,256,732

		6.2	89,371,496

Telecommunication Services 1.3%
Other Securities		1.3	19,420,598

Transportation 3.1%
Con-way, Inc.	90,600	0.2	3,518,904
Other Securities		2.9	40,810,331

		3.1	44,329,235

Utilities 2.7%
IDACORP, Inc.	87,700	0.2	3,164,216
Other Securities		2.5	36,390,736

		2.7	39,554,952

Total Common Stock
(Cost $1,250,600,412)			1,440,954,666

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.6% of net assets

Time Deposit 0.5%
Wells Fargo
0.03%, 05/03/10	8,420,108	0.5	8,420,108

U.S. Treasury Obligations 0.1%
Other Securities		0.1	904,838

Total Short-Term Investments
(Cost $9,324,939)			9,324,946

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	43,536,425	3.0	43,536,425

Total Collateral Invested for Securities on Loan
(Cost $43,536,425)			43,536,425

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $1,269,456,816 and the unrealized appreciation and depreciation were $296,631,626 and ($115,808,830), respectively, with a net unrealized appreciation of $180,822,796.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets. Please see complete schedule of holdings.
(d)	All or a portion of this security is on loan. Please see complete schedule of holdings.

ADR —	American Depositary Receipt. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

Russell 2000 Index, e-mini, Long, expires 06/18/10	120	8,586,000	506,990

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $40,963,361 (cost $1,259,925,351)		$1,450,279,612
Collateral invested for securities on loan		43,536,425
Receivables:
Fund shares sold		1,656,653
Dividends		467,178
Interest		7
Income from securities on loan		237,417
Receivable from investment adviser		623
Prepaid expenses	+	16,430

Total assets		1,496,194,345

Liabilities

Collateral held for securities on loan		43,536,425
Payables:
Investment adviser and administrator fees		20,178
Shareholder services fees		4,476
Fund shares redeemed		547,878
Due to brokers for futures		258,000
Accrued expenses	+	39,976

Total liabilities		44,406,933

Net Assets

Total assets		1,496,194,345
Total liabilities	−	44,406,933

Net assets		$1,451,787,412

Net Assets by Source
Capital received from investors		1,271,899,570
Net investment income not yet distributed		6,038,192
Net realized capital losses		(18,709,268)
Net unrealized capital gains		192,558,918

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,451,787,412		74,401,570		$19.51

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends		$9,604,338
Interest		1,978
Securities on loan	+	1,042,005

Total investment income		10,648,321

Expenses

Investment adviser and administrator fees		957,551
Shareholder service fees		127,673
Shareholder reports		38,504
Portfolio accounting fees		35,034
Transfer agent fees		29,648
Professional fees		25,670
Registration fees		14,036
Custodian fees		11,646
Trustees’ fees		7,136
Interest expense		264
Other expenses	+	38,102

Total expenses		1,285,264
Expense reduction by adviser and Schwab	−	41,375

Net expenses	−	1,243,889

Net investment income		9,404,432

Realized and Unrealized Gains (Losses)

Net realized gains on investments		73,088,668
Net realized gains on futures contracts	+	1,533,993

Net realized gains		74,622,661
Net unrealized gains on investments		253,537,317
Net unrealized gains on futures contracts	+	833,003

Net unrealized gains	+	254,370,320

Net realized and unrealized gains		328,992,981

Increase in net assets resulting from operations		$338,397,413

36 See financial notes

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$9,404,432	$15,029,205
Net realized gains (losses)		74,622,661	(52,053,689)
Net unrealized gains	+	254,370,320	152,257,472

Increase in net assets from operations		338,397,413	115,232,988

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,183,810
Select Shares	+	11,038,239	13,636,207

Total distributions from net investment income		$11,038,239	$21,820,017

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	4,012,302	$49,424,353
Select Shares	+	6,792,301	119,231,043	42,295,886	621,407,385

Total shares sold		6,792,301	$119,231,043	46,308,188	$670,831,738

Shares Reinvested
Investor Shares		—	$—	643,639	$7,678,617
Select Shares	+	641,064	10,224,972	1,059,009	12,633,977

Total shares reinvested		641,064	$10,224,972	1,702,648	$20,312,594

Shares Redeemed
Investor Shares		—	$—	(37,063,698)	($546,937,112)
Select Shares	+	(8,465,495)	(146,976,273)	(13,259,347)	(171,312,119)

Total shares redeemed		(8,465,495)	($146,976,273)	(50,323,045)	($718,249,231)

Net transactions in fund shares		(1,032,130)	($17,520,258)	(2,312,209)	($27,104,899)

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		75,433,700	$1,141,948,496	77,745,909	$1,075,640,424
Total increase or decrease	+	(1,032,130)	309,838,916	(2,312,209)	66,308,072

End of period		74,401,570	$1,451,787,412	75,433,700	$1,141,948,496

Net investment income not yet distributed			$6,038,192		$7,671,999

[1]	Effective August 21, 2009, all outstanding Investor Shares (31,033,318 shares valued at $477,019,342) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	18.50		17.08	27.04	23.90	20.83	19.09

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.24	0.40	0.37	0.31	0.31
Net realized and unrealized gains (losses)	3.02		1.55	(9.93)	3.09	3.04	1.71

Total from investment operations	3.20		1.79	(9.53)	3.46	3.35	2.02
Less distributions:
Distributions from net investment income	(0.32)		(0.37)	(0.37)	(0.32)	(0.28)	(0.28)
Distributions from net realized gains	—		—	(0.06)	—	—	—

Total distributions	(0.32)		(0.37)	(0.43)	(0.32)	(0.28)	(0.28)

Net asset value at end of period	21.38		18.50	17.08	27.04	23.90	20.83

Total return (%)	17.49	[2]	10.92	(35.76)	14.62	16.23	10.63

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.21 [4]	0.38	0.37	0.38	0.39
Gross operating expenses	0.11	[3]	0.28	0.38	0.37	0.38	0.39
Net investment income (loss)	1.84	[3]	2.02	1.71	1.49	1.41	1.52
Portfolio turnover rate	2	[2]	5	1	0 [5]	3	2
Net assets, end of period ($ x 1,000,000)	1,438		1,205	585	906	762	617

* Unaudited.
1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended October 31, 2009 is a blended rate.
5 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.9%		Common Stock	1,189,131,478	1,420,867,852
	—%	Rights	—	—
0.9%		Short-Term Investments	13,645,690	13,645,697

99.8%		Total Investments	1,202,777,168	1,434,513,549
0.5%		Collateral Invested for Securities on Loan	7,046,808	7,046,808
(0	.3)%	Other Assets and Liabilities, Net		(3,961,194)

100.0%		Net Assets		1,437,599,163

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.9% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	360,736	0.3	4,696,783
Other Securities		0.5	6,805,908

		0.8	11,502,691

Banks 3.8%
U.S. Bancorp	203,531	0.4	5,448,525
Wells Fargo & Co.	533,406	1.3	17,661,073
Other Securities		2.1	31,547,135

		3.8	54,656,733

Capital Goods 8.2%
3M Co.	72,000	0.5	6,384,240
General Electric Co.	1,160,766	1.5	21,892,047
The Boeing Co.	75,800	0.4	5,490,194
United Technologies Corp.	93,068	0.5	6,975,447
Other Securities		5.3	76,815,145

		8.2	117,557,073

Commercial & Professional Supplies 1.0%
Other Securities		1.0	14,041,429

Consumer Durables & Apparel 1.4%
Other Securities		1.4	20,591,542

Consumer Services 2.3%
McDonald’s Corp.	135,709	0.7	9,579,698
Other Securities		1.6	23,320,502

		2.3	32,900,200

Diversified Financials 6.9%
American Express Co.	110,150	0.4	5,080,118
Bank of America Corp.	1,076,956	1.3	19,202,125
Citigroup, Inc. *	2,200,086	0.7	9,614,376
JPMorgan Chase & Co.	429,444	1.3	18,285,726
The Charles Schwab Corp. (b)	111,120	0.2	2,143,505
The Goldman Sachs Group, Inc.	47,700	0.5	6,926,040
Other Securities		2.5	37,763,074

		6.9	99,014,964

Energy 10.2%
Chevron Corp.	217,339	1.2	17,700,088
ConocoPhillips	142,223	0.6	8,418,179
Exxon Mobil Corp.	511,466	2.4	34,702,968
Occidental Petroleum Corp.	88,620	0.6	7,857,049
Schlumberger Ltd.	132,000	0.7	9,427,440
Other Securities		4.7	68,429,346

		10.2	146,535,070

Food & Staples Retailing 2.2%
CVS Caremark Corp.	150,640	0.4	5,563,135
Wal-Mart Stores, Inc.	249,100	0.9	13,364,215
Other Securities		0.9	12,734,425

		2.2	31,661,775

Food, Beverage & Tobacco 4.9%
Kraft Foods, Inc., Class A	172,513	0.4	5,106,385
PepsiCo, Inc.	174,858	0.8	11,404,239
Philip Morris International, Inc.	208,800	0.7	10,247,904
The Coca-Cola Co.	231,200	0.9	12,357,640
Other Securities		2.1	30,690,645

		4.9	69,806,813

Health Care Equipment & Services 4.4%
Medtronic, Inc.	119,874	0.4	5,237,295
Other Securities		4.0	57,342,647

		4.4	62,579,942

Household & Personal Products 2.3%
The Procter & Gamble Co.	316,215	1.4	19,655,924
Other Securities		0.9	13,006,291

		2.3	32,662,215

Insurance 4.0%
Berkshire Hathaway, Inc., Class B *	214,774	1.2	16,537,598
Other Securities		2.8	40,866,608

		4.0	57,404,206

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.8%
Other Securities		3.8	54,796,015

Media 3.0%
The Walt Disney Co.	191,893	0.5	7,069,338
Other Securities		2.5	36,476,477

		3.0	43,545,815

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	166,905	0.6	8,538,860
Amgen, Inc. *	109,268	0.5	6,267,612
Bristol-Myers Squibb Co.	209,450	0.4	5,296,990
Johnson & Johnson	300,670	1.4	19,333,081
Merck & Co., Inc.	335,970	0.8	11,772,389
Pfizer, Inc.	865,801	1.0	14,476,193
Other Securities		2.6	38,711,103

		7.3	104,396,228

Real Estate 2.5%
Other Securities		2.5	35,141,932

Retailing 3.9%
Amazon.com, Inc. *	41,700	0.4	5,715,402
The Home Depot, Inc.	182,070	0.5	6,417,967
Other Securities		3.0	43,414,766

		3.9	55,548,135

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	606,332	1.0	13,842,560
Other Securities		1.7	25,462,043

		2.7	39,304,603

Software & Services 8.4%
Google, Inc., Class A *	26,750	1.0	14,055,520
International Business Machines Corp.	142,510	1.3	18,383,790
Microsoft Corp.	865,850	1.9	26,443,059
Oracle Corp.	425,449	0.8	10,993,602
Visa, Inc., Class A	56,000	0.4	5,052,880
Other Securities		3.0	46,223,226

		8.4	121,152,077

Technology Hardware & Equipment 7.1%
Apple, Inc. *	102,000	1.9	26,634,240
Cisco Systems, Inc. *	628,909	1.2	16,930,230
Hewlett-Packard Co.	257,636	1.0	13,389,343
QUALCOMM, Inc.	182,600	0.5	7,073,924
Other Securities		2.5	38,561,623

		7.1	102,589,360

Telecommunication Services 2.5%
AT&T, Inc.	643,056	1.2	16,758,039
Verizon Communications, Inc.	303,072	0.6	8,755,750
Other Securities		0.7	11,046,610

		2.5	36,560,399

Transportation 1.9%
United Parcel Service, Inc., Class B	91,480	0.5	6,324,927
Other Securities		1.4	21,397,531

		1.9	27,722,458

Utilities 3.4%
Other Securities		3.4	49,196,177

Total Common Stock
(Cost $1,189,131,478)			1,420,867,852

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 05/03/10	12,770,858	0.8	12,770,858

U.S. Treasury Obligations 0.1%
Other Securities		0.1	874,839

Total Short-Term Investments
(Cost $13,645,690)			13,645,697

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	7,046,808	0.5	7,046,808

Total Collateral Invested for Securities on Loan
(Cost $7,046,808)			7,046,808

End of collateral invested for securities on loan.

At 04/30/10 the tax basis cost of the fund’s investments was $1,210,284,813 and the unrealized appreciation and depreciation were $393,908,143 and ($169,679,407), respectively, with a net unrealized appreciation of $224,228,736.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets. Please see complete schedule of holdings.
(d)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(e)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

REIT —	Real Estate Investment Trust. Please see complete schedule of holdings.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/18/10	120	8,586,000	445,245
S&P 500 Index, e-mini, Long, expires 06/18/10	55	3,254,350	83,504

Net unrealized gains			528,749

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $6,690,721 (cost $1,202,777,168)		$1,434,513,549
Collateral invested for securities on loan		7,046,808
Receivables:
Investments sold		270,949
Fund shares sold		4,374,023
Dividends		1,245,471
Interest		11
Income from securities on loan		31,235
Prepaid expenses	+	16,650

Total assets		1,447,498,696

Liabilities

Collateral held for securities on loan		7,046,808
Payables:
Investments bought		2,180,334
Investment adviser and administrator fees		5,802
Shareholder services fees		5,655
Due to brokers for futures		318,225
Fund shares redeemed		312,705
Accrued expenses	+	30,004

Total liabilities		9,899,533

Net Assets

Total assets		1,447,498,696
Total liabilities	−	9,899,533

Net assets		$1,437,599,163

Net Assets by Source
Capital received from investors		1,234,512,236
Net investment income not yet distributed		7,496,790
Net realized capital losses		(36,859,743)
Net unrealized capital gains		232,449,880

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,437,599,163		67,247,938		$21.38

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (including $13,334 from affiliated issuer and net of foreign withholding tax of $1,647)		$12,557,801
Interest		1,670
Securities on loan	+	157,679

Total investment income		12,717,150

Expenses

Investment adviser and administrator fees		394,526
Shareholder service fees		131,509
Portfolio accounting fees		43,394
Shareholder reports		35,371
Transfer agent fees		28,353
Professional fees		23,707
Registration fees		18,687
Custodian fees		15,382
Trustees’ fees		7,155
Interest expense		217
Other expenses	+	36,881

Total expenses		735,182
Expense reduction by adviser and Schwab	−	113,198

Net expenses	−	621,984

Net investment income		12,095,166

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(8,360,242)
Net realized gains on futures contracts		218,805
Net realized losses on foreign currency transactions	+	(371)

Net realized losses		(8,141,808)
Net unrealized gains on investments		205,659,465
Net unrealized gains on affiliated issuer		216,684
Net unrealized gains on futures contracts	+	528,749

Net unrealized gains	+	206,404,898

Net realized and unrealized gains		198,263,090

Increase in net assets resulting from operations		$210,358,256

See financial notes 43

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$12,095,166	$21,146,044
Net realized losses		(8,141,808)	(5,863,780)
Net unrealized gains	+	206,404,898	99,806,504

Increase in net assets from operations		210,358,256	115,088,768

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	8,379,797
Select Shares	+	20,970,578	12,960,844

Total distributions from net investment income		$20,970,578	$21,340,641

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	7,798,695	$123,898,670
Select Shares	+	8,593,571	173,774,418	43,580,280	785,904,966

Total shares sold		8,593,571	$173,774,418	51,378,975	$909,803,636

Shares Reinvested
Investor Shares		—	$—	501,832	$7,748,279
Select Shares	+	918,372	17,825,608	699,255	10,803,496

Total shares reinvested		918,372	$17,825,608	1,201,087	$18,551,775

Shares Redeemed
Investor Shares		—	$—	(33,086,646)	($612,706,960)
Select Shares	+	(7,401,126)	(148,101,993)	(13,394,544)	(211,806,564)

Total shares redeemed		(7,401,126)	($148,101,993)	(46,481,190)	($824,513,524)

Net transactions in fund shares		2,110,817	$43,498,033	6,098,872	$103,841,887

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		65,137,121	$1,204,713,452	59,038,249	$1,007,123,438
Total increase	+	2,110,817	232,885,711	6,098,872	197,590,014

End of period		67,247,938	$1,437,599,163	65,137,121	$1,204,713,452

Net investment income not yet distributed			$7,496,790		$16,372,202

[1]	Effective September 18, 2009, all outstanding Investor Shares (27,820,506 shares valued at $531,997,632) combined with Select Shares, resulting in a single class of shares of the fund.

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–	11/1/04–
	4/30/10*		10/31/09[1]	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.26		13.95	25.95	21.14	17.09	14.83

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.37	0.68	0.54	0.50	0.38
Net realized and unrealized gains (losses)	0.24		2.58	(12.13)	4.93	3.93	2.19

Total from investment operations	0.46		2.95	(11.45)	5.47	4.43	2.57
Less distributions:
Distributions from net investment income	(0.44)		(0.64)	(0.55)	(0.66)	(0.38)	(0.31)

Net asset value at end of period	16.28		16.26	13.95	25.95	21.14	17.09

Total return (%)	2.80	[2]	22.55	(45.02)	26.50	26.35	17.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[3,4]	0.32 [5]	0.50	0.50	0.50	0.50
Gross operating expenses	0.23	[3]	0.41	0.54	0.54	0.55	0.57
Net investment income (loss)	2.59	[3]	2.92	3.15	2.34	2.60	2.23
Portfolio turnover rate	2	[2]	21	10	5	11	10
Net assets, end of period ($ x 1,000,000)	1,431		1,369	711	1,264	954	776

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized
4 The ratio of net operating expenses would have been 0.19%, if certain non-routine expenses had not been incurred.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

	97.7%	Common Stock	1,063,688,127	1,398,596,928
	0.2%	Preferred Stock	3,705,497	2,873,649
	—%	Warrants	13,912	4,215
	1.3%	Other Investment Company	17,960,478	17,689,750
	0.7%	Short-Term Investment	10,231,648	10,231,648

	99.9%	Total Investments	1,095,599,662	1,429,396,190
	12.0%	Collateral Invested for Securities on Loan	171,234,436	171,234,436
(11	.9)%	Other Assets and Liabilities, Net		(169,292,495)

	100.0%	Net Assets		1,431,338,131

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.7% of net assets

Australia 7.5%
Australia & New Zealand Banking Group Ltd.	411,590	0.6	9,116,410
BHP Billiton Ltd.	545,320	1.4	19,934,823
Commonwealth Bank of Australia	254,284	1.0	13,605,324
National Australia Bank Ltd.	344,393	0.6	8,798,848
Westpac Banking Corp.	484,409	0.8	12,069,810
Other Securities		3.1	43,841,272

		7.5	107,366,487

Austria 0.2%
Other Securities		0.2	3,459,205

Belgium 0.8%
Other Securities		0.8	11,571,986

Canada 9.4%
Bank of Nova Scotia	167,304	0.6	8,528,255
Royal Bank of Canada	230,968	1.0	14,004,055
Suncor Energy, Inc.	251,099	0.6	8,589,969
The Toronto-Dominion Bank	143,332	0.7	10,653,245
Other Securities		6.5	93,101,393

		9.4	134,876,917

Denmark 0.9%
Other Securities		0.9	12,991,237

Finland 0.8%
Other Securities		0.8	11,150,527

France 10.4%
BNP Paribas	146,042	0.7	10,031,062
GDF Suez (b)	233,712	0.6	8,311,599
Sanofi-Aventis	174,281	0.8	11,889,183
Total S.A.	381,589	1.5	20,761,222
Other Securities		6.8	97,094,278

		10.4	148,087,344

Germany 7.7%
Allianz SE - Reg’d (b)	73,753	0.6	8,455,413
BASF SE (b)	148,324	0.6	8,623,349
Bayer AG (b)	133,015	0.5	8,496,609
E.ON AG (b)	306,345	0.8	11,297,310
Siemens AG - Reg’d	131,154	0.9	12,935,223
Other Securities		4.3	60,462,469

		7.7	110,270,373

Greece 0.1%
Other Securities		0.1	2,048,865

Hong Kong 1.9%
Other Securities		1.9	26,740,092

Ireland 0.4%
Other Securities		0.4	5,352,000

Italy 3.3%
Eni S.p.A.	455,101	0.7	10,171,194
UniCredit S.p.A. *	3,113,471	0.6	8,159,471
Other Securities		2.0	28,627,172

		3.3	46,957,837

Japan 15.6%
Canon, Inc.	182,195	0.6	8,334,198
Honda Motor Co., Ltd.	257,739	0.6	8,721,253
Mitsubishi UFJ Financial Group, Inc.	2,133,609	0.8	11,118,302
Toyota Motor Corp.	431,503	1.2	16,672,396
Other Securities		12.4	178,563,997

		15.6	223,410,146

Netherlands 2.6%
Unilever N.V.	274,655	0.6	8,355,771
Other Securities		2.0	29,306,224

		2.6	37,661,995

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Norway 0.6%
Other Securities		0.6	8,057,161

Portugal 0.2%
Other Securities		0.2	2,329,173

Singapore 1.0%
Other Securities		1.0	14,852,287

Spain 3.9%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	0.5	8,078,404
Banco Santander S.A. (b)	1,334,375	1.2	16,967,039
Telefonica S.A. (b)	662,958	1.1	15,006,186
Other Securities		1.1	16,162,931

		3.9	56,214,560

Sweden 2.0%
Other Securities		2.0	28,539,076

Switzerland 8.1%
Credit Suisse Group AG - Reg’d	167,302	0.5	7,678,784
Nestle S.A. - Reg’d	593,078	2.0	29,019,842
Novartis AG - Reg’d	427,160	1.5	21,778,644
Roche Holding AG	114,157	1.3	18,024,148
UBS AG - Reg’d *	577,996	0.6	8,954,410
Other Securities		2.2	30,442,834

		8.1	115,898,662

United Kingdom 20.2%
Anglo American plc *	216,112	0.6	9,179,513
AstraZeneca plc	235,990	0.7	10,427,605
Barclays plc	1,865,129	0.7	9,580,812
BG Group plc	548,480	0.6	9,270,746
BHP Billiton plc	364,015	0.8	11,113,514
BP plc	3,050,811	1.9	26,608,829
British American Tobacco plc	326,828	0.7	10,276,984
GlaxoSmithKline plc	843,549	1.1	15,657,074
HSBC Holdings plc	2,833,222	2.0	28,849,005
Lloyds Banking Group plc *	8,502,668	0.6	8,506,844
Rio Tinto plc	218,074	0.8	11,274,518
Royal Dutch Shell plc, B Share	442,680	0.9	13,346,120
Royal Dutch Shell plc, Class A	588,320	1.3	18,460,306
Tesco plc	1,280,582	0.6	8,493,719
Vodafone Group plc	8,559,909	1.3	18,967,478
Other Securities		5.6	79,725,779

		20.2	289,738,846

United States 0.1%
Other Securities		0.1	1,022,152

Total Common Stock
(Cost $1,063,688,127)			1,398,596,928

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	2,873,649

Total Preferred Stock
(Cost $3,705,497)			2,873,649

Warrants 0.0% of net assets

Hong Kong 0.0%
Other Securities		0.0	—

Italy 0.0%
Other Securities		0.0	4,215

Total Warrants
(Cost $13,912)			4,215

Other Investment Company 1.3% of net assets

United States 1.3%
iShares MSCI EAFE Index Fund	325,000	1.3	17,689,750

Total Other Investment Company
(Cost $17,960,478)			17,689,750

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 05/03/10	10,231,648	0.7	10,231,648

Total Short-Term Investment
(Cost $10,231,648)			10,231,648

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 12.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	171,234,436	12.0	171,234,436

Total Collateral Invested for Securities on Loan
(Cost $171,234,436)			171,234,436

End of collateral invested for securities on loan.

At 04/30/10, the tax basis cost of the fund’s investments was $1,104,633,304 and the unrealized appreciation and

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

depreciation were $460,889,406 and ($136,126,520), respectively, with a net unrealized appreciation of $324,762,886.

At 04/30/10, the values of certain foreign securities held by the fund aggregating $1,232,098,450 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees. Please see complete schedule of holdings.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $40,886 or 0.0% of net assets. Please see complete schedule of holdings.

CVA —	Dutch Certificate. Please see complete schedule of holdings.
Reg’d —	Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2010; unaudited.

Assets

Investments, at value including securities on loan of $161,254,519 (cost $1,095,599,662)		$1,429,396,190
Foreign currency, at value (cost $795,540)		797,479
Collateral invested for securities on loan		171,234,436
Receivables:
Investments sold		414
Dividends		4,363,255
Fund shares sold		1,504,145
Foreign tax reclaims		1,225,244
Interest		8
Income from securities on loan		243,193
Prepaid expenses	+	18,504

Total assets		1,608,782,868

Liabilities

Collateral held for securities on loan		171,234,436
Payables:
Investments bought		5,468,066
Investment adviser and administrator fees		14,351
Shareholder services fees		5,560
Fund shares redeemed		604,290
Accrued expenses	+	118,034

Total liabilities		177,444,737

Net Assets

Total assets		1,608,782,868
Total liabilities	−	177,444,737

Net assets		$1,431,338,131

Net Assets by Source
Capital received from investors		1,328,831,168
Net investment income not yet distributed		3,151,610
Net realized capital losses		(234,453,335)
Net unrealized capital gains		333,808,688

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,431,338,131		87,925,145		$16.28

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2009 through April 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $1,812,886)		$19,377,122
Interest		306
Securities on loan	+	460,719

Total investment income		19,838,147

Expenses

Investment adviser and administrator fees		1,066,949
Shareholder service fees		142,260
Custodian fees		173,371
Shareholder reports		45,479
Portfolio accounting fees		44,727
Transfer agent fees		37,417
Professional fees		26,034
Registration fees		20,583
Trustees’ fees		7,699
Interest expense		1,346
Other expenses	+	51,528

Total expenses		1,617,393
Expense reduction by adviser and Schwab	−	227,987

Net expenses	−	1,389,406

Net investment income		18,448,741

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,461,646
Net realized losses on foreign currency transactions	+	(42,969)

Net realized gains		3,418,677
Net unrealized gains on investments		17,388,491
Net unrealized losses on foreign currency translations	+	(51,562)

Net unrealized gains	+	17,336,929

Net realized and unrealized gains		20,755,606

Increase in net assets resulting from operations		$39,204,347

50 See financial notes

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/09-4/30/10			11/1/08-10/31/09
Net investment income		$18,448,741	$35,059,161
Net realized gains (losses)		3,418,677	(62,578,606)
Net unrealized gains	+	17,336,929	263,334,610

Increase in net assets from operations		39,204,347	235,815,165

Distributions to Shareholders[1]

Distributions from net investment income
Investor Shares		—	19,181,179
Select Shares	+	37,166,734	33,019,436

Total distributions from net investment income		$37,166,734	$52,200,615

Transactions in Fund Shares1

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	5,593,998	$72,342,528
Select Shares	+	10,095,723	166,310,029	46,147,346	706,130,082

Total shares sold		10,095,723	$166,310,029	51,741,344	$778,472,610

Shares Reinvested
Investor Shares		—	$—	1,389,788	$17,441,840
Select Shares	+	2,026,607	33,378,223	2,393,622	29,992,081

Total shares reinvested		2,026,607	$33,378,223	3,783,410	$47,433,921

Shares Redeemed
Investor Shares		—	$—	(40,614,126)	($615,349,326)
Select Shares	+	(8,433,674)	(139,717,128)	(15,257,355)	(204,274,518)

Total shares redeemed		(8,433,674)	($139,717,128)	(55,871,481)	($819,623,844)

Net transactions in fund shares		3,688,656	$59,971,124	(346,727)	$6,282,687

Shares Outstanding and Net Assets

		11/1/09-4/30/10		11/1/08-10/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,236,489	$1,369,329,394	84,583,216	$1,179,432,157
Total increase or decrease	+	3,688,656	62,008,737	(346,727)	189,897,237

End of period		87,925,145	$1,431,338,131	84,236,489	$1,369,329,394

Net investment income not yet distributed			$3,151,610		$21,869,603

[1]	Effective August 21, 2009, all outstanding Investor Shares (32,128,613 shares valued at $510,896,349) combined with Select Shares, resulting in a single class of shares of the fund.

See financial notes 51

 Schwab Equity Index Funds

Financial Notes (unaudited)

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Balanced Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Monthly Income Fund—Moderate Payout
Schwab Monthly Income Fund—Enhanced Payout
Schwab Monthly Income Fund—Maximum Payout

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Prior to August 22, 2009, the Schwab International Index Fund and Schwab Small-Cap Index Fund each offered two shared classes: Investor Shares and Select Shares®. Effective August 21, 2009, all outstanding Investor Shares of the Schwab International Index Fund and Schwab Small-Cap Index Fund were converted into Select Shares® and each fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of the Select Shares® of the same fund. Prior to September 10, 2009, the Schwab S&P 500 Index Fund each offered three share classes: Investor Shares, Select Shares® and e.Shares®. Effective September 9, 2009, all outstanding Investor Shares and e.Shares® were converted into Select Shares® and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares and e.Shares® became an owner of the Select Shares® of the fund. Prior to September 19, 2009, the Schwab Total Stock Market Index Fund offered two share classes: Investor Shares and Select Shares®. Effective September 18, 2009, all outstanding Investor Shares of the Schwab Total Stock Market Index Fund, were converted into Select Shares® and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Investor Shares became an owner of the Select Shares® of the fund. Prior to September 19, 2009, the Schwab 1000 Index Fund offered two share classes: Investor Shares and Select Shares®. Effective September 18, 2009, all outstanding Select Shares® were converted into Investor Shares and the fund no longer offered separate share classes. Immediately after and as a result of the conversion, each shareholder of the Select Shares® became an owner of the Investor Shares of the fund.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities laws.

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International Fair Valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 Prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2010:

Schwab S&P 500 Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$9,968,625,738	$—	$—	$9,968,625,738
Short-Term Investments(a)	—	60,784,746	—	60,784,746

Total	$9,968,625,738	$60,784,746	$—	$10,029,410,484

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,120,881	$—	$—	$12,120,881
Futures Contract*	272,475	—	—	272,475

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Schwab 1000 Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,744,840,330	$—	$—	$4,744,840,330
Other Investment Company(a)	2,624,042	—	—	2,624,042
Short-Term Investment(a)	—	2,599,513	—	2,599,513

Total	$4,747,464,372	$2,599,513	$—	$4,750,063,885

Other Financial Instruments
Collateral Invested for Securities on Loan	22,197,268	—	—	22,197,268
Futures Contracts*	149,460	—	—	149,460

Schwab Small-Cap Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,440,954,666	$—	$—	$1,440,954,666
Short-Term Investments(a)	—	9,324,946	—	9,324,946

Total	$1,440,954,666	$9,324,946	$—	$1,450,279,612

Other Financial Instruments
Collateral Invested for Securities on Loan	43,536,425	—	—	43,536,425
Futures Contract*	$506,990	$—	$—	$506,990

Schwab Total Stock Market Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,393,145,394	$—	$—	$1,393,145,394
Transportation	27,719,158	—	3,300	27,722,458
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	13,645,697	—	13,645,697

Total	$1,420,864,552	$13,645,697	$3,300	$1,434,513,549

Other Financial Instruments
Collateral Invested for Securities on Loan	7,046,808	—	—	7,046,808
Futures Contracts*	$528,749	$—	$—	$528,749

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers in	April 30,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	and/or out	2010

Common Stock
Transportation	$3,300	—	—	$132	($132)	—	$3,300

Total	$3,300	$—	$—	$132	($132)	$—	$3,300

Schwab International Index Fund

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$807,496,232	$—	$807,496,232
Canada	134,876,917	—	—	134,876,917
Germany	6,212,767	104,057,606	—	110,270,373
Spain	16,967,039	39,247,521	—	56,214,560
United Kingdom	11,274,518	278,423,442	40,886	289,738,846
Preferred Stock(a)	—	2,873,649	—	2,873,649
Warrants(a)	4,215	—	—	4,215
Other Investment Company(a)	17,689,750	—	—	17,689,750
Short-Term Investment(a)	—	10,231,648	—	10,231,648

Total	$187,025,206	$1,242,330,098	$40,886	$1,429,396,190

Other Financial Instruments
Collateral Invested for Securities on Loan	$171,234,436	$—	$—	$171,234,436

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	October 31,	Discounts	Gain	Unrealized	Purchases	Transfers	April 30,
Investments in Securities	2009	(Premiums)	(Loss)	Gains (Losses)	(Sales)	in/(out)	2010

Common Stock
United Kingdom	$29,238	$—	$136	($265)	$11,777	$—	$40,886

Total	$29,238	$—	$136	($265)	$11,777	$—	$40,886

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected in the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the funds at April 30, 2010 are as follows:

Schwab Total Stock Market Index Fund	$132
Schwab International Index Fund	($265)

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts in order to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for Forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contracts settles and such amounts are accounted for as realized.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: Under the Securities Lending Program, a fund (the “Lender”) may make short-term loans of their securities to another party (the “Borrower”) to generate additional revenue from their portfolio. The Borrower provides cash, U.S. government securities or letters of credit as collateral against the loans in an amount at least equal to 100% of the market value of the loaned securities.

The cash collateral of securities loaned is invested in registered 2a-7 money market portfolios. The investments of collateral are mark-to-market daily and the value of the collateral must be at least 100% of the market value of the loan securities each day. If the value of the collateral falls below 100% it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gains or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

2. Significant Accounting Policies (continued):

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the note proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to those described below:

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

A fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

3. Risk Factors (continued):

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Schwab 1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee (fees) payable monthly based on each fund’s average daily net assets described as follows:

		Schwab	Schwab Total Stock	Schwab
% of Average Daily	Schwab S&P 500	Small-Cap	Market	International
Net Assets	Index Fund	Index Fund	Index Fund	Index Fund

Flat rate	0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Schwab	Schwab	Schwab	Schwab Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Schwab Equity Index Fund owned by other Schwab Funds as of April 30, 2010.

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

4. Affiliates and Affiliated Transactions (continued):

				Schwab
	Schwab	Schwab	Schwab	Total	Schwab
	S&P 500	1000	Small-Cap	Stock Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.3%	—%	8.7%	—%	10.5%
Schwab Growth Portfolio	2.6%	—%	9.0%	—%	8.9%
Schwab Balanced Portfolio	1.4%	—%	4.7%	—%	4.8%
Conservative Portfolio	0.4%	—%	1.3%	—%	1.3%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	—%	0.5%	—%	0.5%
Schwab Target Funds:
Schwab Target 2010	0.1%	—%	—%	—%	—%
Schwab Target 2015	—% *	—%	—%	—%	—%
Schwab Target 2020	0.3%	—%	—%	—%	—%
Schwab Target 2025	0.1%	—%	—%	—%	—%
Schwab Target 2030	0.4%	—%	—%	—%	—%
Schwab Target 2035	0.1%	—%	—%	—%	—%
Schwab Target 2040	0.3%	—%	—%	—%	—%

*	Less than 0.05%

As of April 30, 2010, the shares owned by Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.6% and 1.1%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	74,548,504
Schwab Small-Cap Index Fund	74,548,504
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

6. Borrowing from Banks (continued):

amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:

For the period ended April 30, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchase of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$286,432,277	$137,657,923
Schwab 1000 Index	214,169,082	351,384,369
Schwab Small-Cap Index Fund	389,564,139	395,666,948
Schwab Total Stock Market Index Fund	52,005,070	23,634,565
Schwab International Index Fund	71,722,819	32,816,525

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/09-4/30/10)	(11/01/08-10/31/09)

Schwab S&P 500 Index Fund	$45,069	$223,146
Schwab 1000 Index Fund	6,775	106,941
Schwab Small-Cap Index Fund	8,690	41,948
Schwab Total Stock Market Index Fund	6,636	65,047
Schwab International Index Fund	17,883	38,278

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

As of October 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

				Schwab
		Schwab	Schwab	Total	Schwab
	Schwab S&P 500	1000	Small-Cap	Stock Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2010	$401,877,740	$—	$—	$—	$112,721,913
October 31, 2011	72,380,652	—	—	—	39,016,178
October 31, 2012	29,211,932	—	—	—	8,278,017
October 31, 2013	178,254,818	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	15,233,891	—	—	—	—
October 31, 2016	47,041,022	6,396,305	7,114,881	25,400,761	3,212,061
October 31, 2017	18,317,298	—	72,929,754	4,912,263	65,689,066

Total	$871,573,886	$6,396,305	$80,044,635	$30,313,024	$228,917,235

 Schwab Equity Index Funds

Financial Notes (unaudited) (continued)

9. Federal Income Taxes (continued):

As of September 9, 2009, Schwab S&P 500 Index Fund has capital loss carry forwards subject to certain limitations on availability, to offset futures capital gains, if any as the successor of a merger, as follows:

October 31, 2015	$74,411,201
October 31, 2016	30,838,572
October 31, 2017	1,802,038

Total	$107,051,811

	Schwab	Schwab	Schwab	Schwab	Schwab Total	Schwab
	S&P 500	1000	Small-Cap	Small-Cap	Stock Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital loss utilized	$—	$3,320,343	$—	$—	$—	$—
Capital loss expired	$34,840,291	$—	$—	$—	$—	$61,592,308

As of October 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

11. Reorganization:

Under a plan of reorganization adopted by the Schwab Capital Trust, all of the assets and liabilities of the Schwab Institutional Select S&P 500 Fund were transferred to the Schwab S&P 500 Fund. The reorganization which qualified as a tax free exchange for federal income tax purposes, was completed at the close of business on September 9, 2009. The following is a summary of shares outstanding, net assets and net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
		Schwab
	Schwab	Institutional Select	Schwab
	S&P 500 Fund	S&P 500 Fund	S&P 500 Fund

Shares:	345,295,674	369,037,913	530,939,364
Net Assets:	$5,596,066,040	$3,008,644,483	$8,604,710,522
Net Asset Value:	$16.21	$8.15	$16.21
Net unrealized appreciation/(depreciation)	$598,517,347	($368,306,557)	$230,210,790

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	1,402,634,526.75	105,696,405.10	92.99%
Walter W. Bettinger, II	1,458,729,719.36	49,601,212.49	96.71%
Mariann Byerwalter	1,455,075,604.88	53,255,326.97	96.47%
John F. Cogan	1,458,904,762.09	49,426,169.76	96.72%
William A. Hasler	1,449,460,489.61	58,970,442.24	96.10%
Gerald B. Smith	1,455,433,324.25	52,897,607.60	96.49%
Donald R. Stephens	1,457,006,880.73	51,324,051.12	96.60%
Joseph H. Wender	1,453,198,913.40	55,132,018.45	96.34%
Michael W. Wilsey	1,454,741,033.96	53,589,897.89	96.45%

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1993.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1993.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008; effective July 2, 2010), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Vice President and Assistant Clerk, Laudus Trust and Laudus Institutional Trust (Feb. 2010 – present); Secretary and Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

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A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
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Schwab 1000 Index® Fund
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Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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Printed on recycled paper.
MFR13562-13

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,336,760,766	4,744,840,330
0.1%		Other Investment Company	2,624,042	2,624,042
0.1%		Short-Term Investment	2,599,491	2,599,513

99.9%		Total Investments	2,341,984,299	4,750,063,885
0.5%		Collateral Invested for Securities on Loan	22,197,268	22,197,268
(0	.4)%	Other Assets and Liabilities, Net		(18,067,726)

100.0%		Net Assets		4,754,193,427

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Autoliv, Inc. *	33,400	1,828,650
BorgWarner, Inc. *	45,798	1,984,885
Federal-Mogul Corp. *	9,700	184,494
Ford Motor Co. *	1,296,187	16,876,355
Gentex Corp.	54,072	1,162,007
Harley-Davidson, Inc.	93,192	3,152,685
Johnson Controls, Inc.	262,974	8,833,297
The Goodyear Tire & Rubber Co. *	94,900	1,274,507
Thor Industries, Inc.	13,900	496,369
TRW Automotive Holdings Corp. *	25,400	818,134

		36,611,383

Banks 3.4%
Associated Banc-Corp.	65,448	950,959
BancorpSouth, Inc.	30,000	664,200
Bank of Hawaii Corp.	18,832	995,836
BB&T Corp.	269,500	8,958,180
BOK Financial Corp.	8,000	435,440
Capitol Federal Financial	8,700	327,903
City National Corp.	16,532	1,029,613
Comerica, Inc.	59,228	2,487,576
Commerce Bancshares, Inc.	28,597	1,184,488
Cullen/Frost Bankers, Inc.	22,800	1,353,408
East West Bancorp, Inc.	36,000	705,240
Fifth Third Bancorp	311,384	4,642,735
First Citizens BancShares, Inc., Class A	1,150	236,900
First Horizon National Corp. *	88,213	1,248,214
First Niagara Financial Group, Inc.	73,800	1,025,820
FirstMerit Corp.	32,469	763,022
Fulton Financial Corp.	72,544	761,712
Hudson City Bancorp, Inc.	185,340	2,465,022
Huntington Bancshares, Inc.	280,298	1,897,617
KeyCorp	344,314	3,105,712
M&T Bank Corp. (b)	32,443	2,833,896
Marshall & Ilsley Corp.	205,631	1,871,242
People’s United Financial, Inc.	140,593	2,183,409
PNC Financial Services Group, Inc.	180,834	12,153,853
Prosperity Bancshares, Inc.	18,200	713,804
Regions Financial Corp.	465,606	4,115,957
SunTrust Banks, Inc.	195,593	5,789,553
SVB Financial Group *	16,100	792,603
TCF Financial Corp.	48,584	905,120
TFS Financial Corp.	34,000	480,760
The New York Community Bancorp, Inc.	162,982	2,684,314
U.S. Bancorp	749,505	20,064,249
UMB Financial Corp.	11,750	494,910
Valley National Bancorp	57,932	940,816
Washington Federal, Inc.	44,000	905,080
Wells Fargo & Co.	2,003,196	66,325,820
Westamerica Bancorp	12,000	705,240
Zions Bancorp	54,198	1,557,109

		160,757,332

Capital Goods 8.3%
3M Co.	277,434	24,600,073
A123 Systems, Inc. (b)*	10,800	134,568
Acuity Brands, Inc.	17,000	768,570
Aecom Technology Corp. *	44,100	1,326,087
AGCO Corp. *	36,200	1,267,724
Alliant Techsystems, Inc. *	13,438	1,087,269
American Superconductor Corp. (b)*	17,300	504,814
AMETEK, Inc.	42,247	1,827,183
Armstrong World Industries, Inc. *	8,100	352,755
BE Aerospace, Inc. *	39,600	1,176,516
Bucyrus International, Inc.	29,400	1,852,494
Carlisle Cos., Inc.	24,036	906,878
Caterpillar, Inc.	244,076	16,619,135
CLARCOR, Inc.	19,700	745,054
Crane Co.	18,384	660,721
Cummins, Inc.	79,132	5,715,704
Danaher Corp.	102,020	8,598,246
Deere & Co.	165,746	9,914,926
Donaldson Co., Inc.	30,300	1,402,890
Dover Corp.	72,937	3,808,770
Eaton Corp.	64,959	5,012,236
Emcor Group, Inc. *	25,800	736,848
Emerson Electric Co.	294,788	15,396,777
Fastenal Co.	50,900	2,783,721
First Solar, Inc. (b)*	19,000	2,727,450
Flowserve Corp.	21,841	2,502,542
Fluor Corp.	70,158	3,707,149

See financial notes 1

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gardner Denver, Inc.	20,400	1,025,916
General Cable Corp. *	20,400	582,828
General Dynamics Corp.	151,224	11,547,465
General Electric Co.	4,173,122	78,705,081
Goodrich Corp.	48,698	3,612,418
Graco, Inc.	25,194	873,728
GrafTech International Ltd. *	47,200	795,792
Harsco Corp.	31,500	975,240
Honeywell International, Inc.	299,099	14,198,230
Hubbell, Inc., Class B	23,132	1,074,944
IDEX Corp.	31,706	1,065,322
Illinois Tool Works, Inc.	151,204	7,726,524
ITT Corp.	71,644	3,981,257
Jacobs Engineering Group, Inc. *	48,756	2,351,014
Joy Global, Inc.	40,108	2,278,535
KBR, Inc.	62,800	1,386,624
Kennametal, Inc.	35,198	1,156,606
L-3 Communications Holdings, Inc.	45,574	4,264,359
Lennox International, Inc.	19,100	864,466
Lincoln Electric Holdings, Inc.	18,000	1,078,920
Lockheed Martin Corp.	125,404	10,645,546
Masco Corp.	143,736	2,332,835
McDermott International, Inc. *	89,812	2,461,747
MSC Industrial Direct Co., Inc., Class A	17,258	940,388
Navistar International Corp. *	24,600	1,189,164
Nordson Corp.	13,200	948,024
Northrop Grumman Corp.	122,932	8,338,478
Oshkosh Corp. *	35,100	1,355,562
Owens Corning, Inc. *	39,100	1,359,898
PACCAR, Inc.	142,489	6,628,588
Pall Corp.	45,833	1,787,029
Parker Hannifin Corp.	62,953	4,355,089
Pentair, Inc.	38,500	1,392,160
Precision Castparts Corp.	55,001	7,058,828
Quanta Services, Inc. *	82,200	1,654,686
Raytheon Co.	150,190	8,756,077
Regal-Beloit Corp.	14,400	911,088
Rockwell Automation, Inc.	55,749	3,385,079
Rockwell Collins, Inc.	61,653	4,007,445
Roper Industries, Inc.	35,691	2,177,865
Seaboard Corp.	12	17,520
Snap-on, Inc.	22,650	1,091,277
Spirit AeroSystems Holdings, Inc., Class A *	41,500	920,470
SPX Corp.	19,314	1,349,662
SunPower Corp., Class A (b)*	38,000	628,900
Terex Corp. *	40,782	1,081,539
Textron, Inc.	106,238	2,426,476
The Boeing Co.	284,789	20,627,267
The Shaw Group, Inc. *	32,769	1,254,397
The Timken Co.	31,094	1,093,887
Thomas & Betts Corp. *	20,529	860,986
TransDigm Group, Inc.	14,800	817,996
United Technologies Corp.	367,463	27,541,352
URS Corp. *	32,900	1,689,415
Valmont Industries, Inc.	7,800	649,662
W.W. Grainger, Inc.	24,776	2,738,739
Wabtec Corp.	19,000	904,020
Watsco, Inc.	12,600	746,172
Woodward Governor Co.	22,250	713,112

		394,520,794

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	44,460	1,735,274
Cintas Corp.	51,510	1,403,648
Clean Harbors, Inc. *	8,900	564,527
Copart, Inc. *	26,914	960,561
Corrections Corp. of America *	45,300	938,616
Covanta Holding Corp. *	50,048	874,839
Equifax, Inc.	49,600	1,666,560
FTI Consulting, Inc. *	20,300	834,939
IHS, Inc., Class A *	15,900	805,653
Iron Mountain, Inc.	73,387	1,845,683
Manpower, Inc.	30,791	1,727,375
Pitney Bowes, Inc.	81,141	2,060,981
R.R. Donnelley & Sons Co.	80,019	1,719,608
Republic Services, Inc.	126,681	3,930,912
Robert Half International, Inc.	59,191	1,620,650
Rollins, Inc.	17,100	371,925
Stericycle, Inc. *	33,498	1,973,032
The Dun & Bradstreet Corp.	20,325	1,564,415
Towers Watson & Co., Class A	16,000	768,000
Verisk Analytics, Inc., Class A *	33,200	930,264
Waste Connections, Inc. *	30,800	1,102,332
Waste Management, Inc.	191,877	6,654,294

		36,054,088

Consumer Durables & Apparel 1.3%
Coach, Inc.	125,010	5,219,167
D.R. Horton, Inc.	104,997	1,542,406
Eastman Kodak Co. *	105,121	643,341
Fortune Brands, Inc.	58,928	3,089,006
Fossil, Inc. *	18,800	731,320
Garmin Ltd. (b)	44,086	1,647,935
Hanesbrands, Inc. *	37,300	1,061,931
Harman International Industries, Inc. *	28,097	1,109,270
Hasbro, Inc.	48,825	1,872,927
Jarden Corp.	35,000	1,124,200
Leggett & Platt, Inc.	59,644	1,463,067
Lennar Corp., Class A	63,275	1,259,172
M.D.C. Holdings, Inc.	14,679	562,206
Mattel, Inc.	141,697	3,266,116
Mohawk Industries, Inc. *	22,039	1,404,766
Newell Rubbermaid, Inc.	108,826	1,857,660
NIKE, Inc., Class B	152,668	11,589,028
NVR, Inc. *	2,298	1,650,079
Phillips-Van Heusen Corp.	20,200	1,272,802
Polo Ralph Lauren Corp.	22,495	2,022,300
Pulte Group, Inc. *	125,899	1,648,018
Stanley Black & Decker, Inc.	61,041	3,793,698
Tempur-Pedic International, Inc. *	29,400	990,780
The Warnaco Group, Inc. *	17,800	851,552
Toll Brothers, Inc. *	54,500	1,230,065
Tupperware Brands Corp.	25,000	1,276,750
VF Corp.	34,782	3,005,860
Whirlpool Corp.	29,115	3,169,750

		60,355,172

2 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.0%
Apollo Group, Inc., Class A *	50,371	2,891,799
Bally Technologies, Inc. *	21,500	991,580
Brink’s Home Security Holdings, Inc. *	18,000	754,920
Brinker International, Inc.	40,200	744,504
Burger King Holdings, Inc.	36,000	759,600
Career Education Corp. *	31,000	907,370
Carnival Corp.	171,260	7,141,542
Chipotle Mexican Grill, Inc. *	12,000	1,618,920
Choice Hotels International, Inc.	11,200	406,672
Darden Restaurants, Inc.	54,765	2,450,734
DeVry, Inc.	24,200	1,509,838
Education Management Corp. *	9,000	196,470
H&R Block, Inc.	130,798	2,394,911
International Game Technology	118,026	2,487,988
ITT Educational Services, Inc. *	11,301	1,142,870
Las Vegas Sands Corp. *	121,663	3,024,542
Marriott International, Inc., Class A	99,375	3,653,025
McDonald’s Corp.	422,936	29,855,052
MGM MIRAGE *	79,587	1,264,637
Panera Bread Co., Class A *	12,400	966,456
Penn National Gaming, Inc. *	29,860	924,466
Royal Caribbean Cruises Ltd. *	38,591	1,383,102
Service Corp. International	99,300	891,714
Sotheby’s	26,200	875,080
Starbucks Corp.	291,127	7,563,480
Starwood Hotels & Resorts Worldwide, Inc.	73,342	3,997,872
Strayer Education, Inc. (b)	5,000	1,215,600
Weight Watchers International, Inc.	13,329	354,152
Wendy’s/Arby’s Group, Inc., Class A	141,500	751,365
WMS Industries, Inc. *	20,700	1,035,414
Wyndham Worldwide Corp.	70,017	1,877,156
Wynn Resorts Ltd.	27,042	2,386,186
Yum! Brands, Inc.	183,276	7,774,568

		96,193,585

Diversified Financials 7.3%
Affiliated Managers Group, Inc. *	17,459	1,469,699
American Express Co.	466,077	21,495,471
AmeriCredit Corp. *	37,600	900,144
Ameriprise Financial, Inc.	99,857	4,629,371
Apollo Investment Corp.	68,300	830,528
Bank of America Corp.	3,894,541	69,439,666
Bank of New York Mellon Corp.	471,996	14,693,235
BlackRock, Inc.	12,765	2,348,760
Capital One Financial Corp.	176,353	7,655,484
Citigroup, Inc. *	7,642,762	33,398,870
CME Group, Inc.	26,076	8,563,619
Credit Acceptance Corp. *	2,400	108,240
Discover Financial Services	212,724	3,288,713
E*TRADE Financial Corp. *	606,900	1,019,592
Eaton Vance Corp.	46,084	1,624,000
Federated Investors, Inc., Class B (b)	34,550	833,346
Franklin Resources, Inc.	58,386	6,751,757
Greenhill & Co., Inc.	8,000	703,120
IntercontinentalExchange, Inc. *	28,589	3,334,335
Invesco Ltd.	167,490	3,850,595
Janus Capital Group, Inc.	71,300	1,003,904
Jefferies Group, Inc.	46,852	1,275,311
JPMorgan Chase & Co.	1,544,478	65,763,873
Lazard Ltd., Class A	31,800	1,229,388
Legg Mason, Inc.	63,714	2,019,097
Leucadia National Corp. *	75,164	1,902,401
Moody’s Corp.	76,926	1,901,611
Morgan Stanley	532,848	16,102,667
MSCI, Inc., Class A *	40,550	1,405,058
Northern Trust Corp.	95,076	5,227,278
NYSE Euronext	101,900	3,324,997
Raymond James Financial, Inc.	38,749	1,187,269
SEI Investments Co.	50,748	1,139,800
SLM Corp. *	182,024	2,227,974
State Street Corp.	193,850	8,432,475
Stifel Financial Corp. *	11,900	682,227
T. Rowe Price Group, Inc.	100,950	5,805,634
TD Ameritrade Holding Corp. *	101,631	2,034,653
The Charles Schwab Corp. (a)	373,465	7,204,140
The Goldman Sachs Group, Inc.	201,532	29,262,446
The NASDAQ OMX Group, Inc. *	57,537	1,208,277
Waddell & Reed Financial, Inc., Class A	33,400	1,239,808

		348,518,833

Energy 10.7%
Alpha Natural Resources, Inc. *	47,400	2,231,592
Anadarko Petroleum Corp.	192,648	11,975,000
Apache Corp.	131,800	13,411,968
Arch Coal, Inc.	63,700	1,719,900
Arena Resources, Inc. *	15,100	557,643
Atlas Energy, Inc. *	30,600	1,104,048
Atwood Oceanics, Inc. *	22,200	808,302
Baker Hughes, Inc.	168,106	8,364,966
Cabot Oil & Gas Corp.	40,674	1,469,552
Cameron International Corp. *	95,800	3,780,268
CARBO Ceramics, Inc.	7,500	549,375
Chesapeake Energy Corp.	253,897	6,042,749
Chevron Corp.	786,377	64,042,543
Cimarex Energy Co.	32,715	2,227,237
CNX Gas Corp. *	10,100	386,527
Comstock Resources, Inc. *	18,300	586,698
Concho Resources, Inc. *	29,900	1,698,918
ConocoPhillips	581,466	34,416,973
CONSOL Energy, Inc.	70,898	3,167,723
Continental Resources, Inc. *	12,000	589,920
Denbury Resources, Inc. *	151,708	2,905,208
Devon Energy Corp.	174,082	11,720,941
Diamond Offshore Drilling, Inc. (b)	26,929	2,130,084
Dresser-Rand Group, Inc. *	32,300	1,139,544
Dril-Quip, Inc. *	11,700	677,781
El Paso Corp.	274,881	3,326,060
EOG Resources, Inc.	98,952	11,094,498
EXCO Resources, Inc.	59,700	1,107,435
Exxon Mobil Corp.	1,860,622	126,243,203
FMC Technologies, Inc. *	47,884	3,241,268
Forest Oil Corp. *	44,015	1,289,639

See financial notes 3

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halliburton Co.	353,488	10,834,407
Helmerich & Payne, Inc.	41,392	1,681,343
Hess Corp.	114,123	7,252,517
Marathon Oil Corp.	277,396	8,918,281
Mariner Energy, Inc. *	39,900	952,812
Massey Energy Co.	33,501	1,227,142
Murphy Oil Corp.	74,844	4,501,867
Nabors Industries Ltd. *	110,988	2,394,011
National-Oilwell Varco, Inc.	163,926	7,217,662
Newfield Exploration Co. *	51,066	2,971,531
Noble Energy, Inc.	67,961	5,192,220
Occidental Petroleum Corp.	318,116	28,204,165
Oceaneering International, Inc. *	21,500	1,408,250
Oil States International, Inc. *	19,500	942,045
Patriot Coal Corp. *	29,400	578,886
Patterson-UTI Energy, Inc.	60,221	920,779
Peabody Energy Corp.	105,021	4,906,581
Petrohawk Energy Corp. *	117,900	2,545,461
Pioneer Natural Resources Co.	45,211	2,899,381
Plains Exploration & Production Co. *	54,557	1,599,066
Pride International, Inc. *	68,394	2,074,390
Quicksilver Resources, Inc. *	46,390	643,429
Range Resources Corp.	61,828	2,952,905
Rowan Cos., Inc. *	44,283	1,319,633
SandRidge Energy, Inc. (b)*	64,400	483,644
Schlumberger Ltd.	470,606	33,610,680
Smith International, Inc.	96,959	4,630,762
Southern Union Co.	49,962	1,305,507
Southwestern Energy Co. *	135,288	5,368,228
Spectra Energy Corp.	253,521	5,917,180
St. Mary Land & Exploration Co.	24,513	986,403
Sunoco, Inc.	45,800	1,501,324
Superior Energy Services, Inc. *	30,700	830,742
Teekay Corp.	16,468	412,523
Tesoro Corp.	54,912	722,093
The Williams Cos., Inc.	228,521	5,395,381
Tidewater, Inc.	20,268	1,086,567
Ultra Petroleum Corp. *	59,312	2,833,334
Unit Corp. *	15,800	754,766
Valero Energy Corp.	223,020	4,636,586
Whiting Petroleum Corp. *	19,900	1,797,567
XTO Energy, Inc.	227,497	10,810,657

		511,230,271

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. *	21,800	834,504
Casey’s General Stores, Inc.	20,000	772,600
Costco Wholesale Corp.	170,899	10,096,713
CVS Caremark Corp.	553,711	20,448,547
Safeway, Inc.	159,297	3,759,409
SUPERVALU, Inc.	83,056	1,237,535
Sysco Corp.	231,990	7,316,965
The Kroger Co.	255,113	5,671,162
Wal-Mart Stores, Inc.	836,227	44,863,579
Walgreen Co.	387,569	13,623,050
Whole Foods Market, Inc. *	56,216	2,193,548

		110,817,612

Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	812,165	17,209,776
Archer-Daniels-Midland Co.	251,785	7,034,873
Brown-Forman Corp., Class B	43,540	2,533,157
Bunge Ltd.	51,592	2,731,796
Campbell Soup Co.	74,458	2,670,064
Central European Distribution Corp. *	26,800	928,620
Coca-Cola Enterprises, Inc.	124,572	3,454,382
ConAgra Foods, Inc.	173,597	4,247,919
Constellation Brands, Inc., Class A *	76,932	1,405,548
Corn Products International, Inc.	29,300	1,054,800
Dean Foods Co. *	70,733	1,110,508
Del Monte Foods Co.	75,738	1,131,526
Dr Pepper Snapple Group, Inc.	99,600	3,259,908
Flowers Foods, Inc.	30,300	798,708
General Mills, Inc.	128,000	9,111,040
Green Mountain Coffee Roasters, Inc. *	13,700	995,442
H.J. Heinz Co.	123,698	5,797,725
Hansen Natural Corp. *	28,300	1,247,464
Hormel Foods Corp.	27,247	1,110,588
Kellogg Co.	99,631	5,473,727
Kraft Foods, Inc., Class A	578,964	17,137,334
Lancaster Colony Corp.	7,600	417,772
Lorillard, Inc.	63,000	4,937,310
McCormick & Co., Inc. - Non Voting Shares	50,354	1,992,508
Mead Johnson Nutrition Co.	80,200	4,139,122
Molson Coors Brewing Co., Class B	61,672	2,735,770
PepsiCo, Inc.	635,905	41,473,724
Philip Morris International, Inc.	746,565	36,641,410
Ralcorp Holdings, Inc. *	23,000	1,530,650
Reynolds American, Inc.	66,284	3,540,891
Sara Lee Corp.	273,272	3,885,928
Smithfield Foods, Inc. *	55,235	1,035,104
The Coca-Cola Co.	908,154	48,540,831
The Hershey Co.	66,424	3,122,592
The J.M. Smucker Co.	46,601	2,845,923
Tyson Foods, Inc., Class A	116,959	2,291,227

		249,575,667

Health Care Equipment & Services 4.2%
Aetna, Inc.	169,877	5,019,865
Allscripts-Misys Healthcare Solutions, Inc. *	23,300	469,961
Amedisys, Inc. (b)*	11,000	633,380
AmerisourceBergen Corp.	112,920	3,483,582
Baxter International, Inc.	236,245	11,155,489
Beckman Coulter, Inc.	27,428	1,711,507
Becton Dickinson & Co.	92,965	7,099,737
Boston Scientific Corp. *	592,007	4,073,008
Brookdale Senior Living, Inc. *	18,100	389,150
C.R. Bard, Inc.	37,800	3,270,834
Cardinal Health, Inc.	142,110	4,929,796
CareFusion Corp. *	69,400	1,914,052
Catalyst Health Solutions, Inc. *	15,100	638,881
Cerner Corp. *	26,526	2,252,323

4 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CIGNA Corp.	107,154	3,435,357
Community Health Systems, Inc. *	36,406	1,487,549
Coventry Health Care, Inc. *	57,962	1,376,018
DaVita, Inc. *	40,025	2,498,761
DENTSPLY International, Inc.	59,600	2,183,744
Edwards Lifesciences Corp. *	21,696	2,236,424
Emdeon, Inc., Class A *	10,100	165,337
ev3, Inc. *	29,500	564,335
Express Scripts, Inc. *	107,662	10,780,196
Gen-Probe, Inc. *	19,270	913,205
Health Management Associates, Inc., Class A *	97,400	907,768
Health Net, Inc. *	40,700	896,214
HEALTHSOUTH Corp. *	36,600	748,836
Henry Schein, Inc. *	35,919	2,172,022
Hologic, Inc. *	105,370	1,882,962
Hospira, Inc. *	63,540	3,417,817
Humana, Inc. *	66,591	3,044,540
IDEXX Laboratories, Inc. (b)*	22,998	1,521,088
Intuitive Surgical, Inc. *	14,115	5,089,304
Inverness Medical Innovations, Inc. *	32,600	1,296,828
Kinetic Concepts, Inc. *	25,492	1,103,804
Laboratory Corp. of America Holdings *	41,622	3,270,241
LifePoint Hospitals, Inc. *	21,500	820,870
Lincare Holdings, Inc. *	26,650	1,244,288
Masimo Corp.	20,400	477,564
McKesson Corp.	105,047	6,808,096
Medco Health Solutions, Inc. *	186,886	11,011,323
MEDNAX, Inc. *	18,254	1,002,875
Medtronic, Inc.	433,768	18,951,324
Omnicare, Inc.	46,733	1,298,710
Owens & Minor, Inc.	24,600	773,670
Patterson Cos., Inc.	38,800	1,241,212
Quality Systems, Inc.	7,400	473,674
Quest Diagnostics, Inc.	60,847	3,478,014
ResMed, Inc. *	29,408	2,012,389
Select Medical Holdings Corp. *	13,100	113,839
Sirona Dental Systems, Inc. *	10,100	421,069
St. Jude Medical, Inc. *	131,055	5,349,665
STERIS Corp.	23,000	765,440
Stryker Corp.	110,654	6,355,966
Teleflex, Inc.	15,546	953,281
Tenet Healthcare Corp. *	169,700	1,060,625
The Cooper Cos., Inc.	17,700	688,353
Thoratec Corp. *	22,300	994,357
UnitedHealth Group, Inc.	455,412	13,803,538
Universal Health Services, Inc., Class B	39,074	1,450,427
Varian Medical Systems, Inc. *	48,771	2,749,709
VCA Antech, Inc. *	33,454	952,101
WellPoint, Inc. *	179,623	9,663,717
Zimmer Holdings, Inc. *	83,512	5,086,716

		198,036,727

Household & Personal Products 2.4%
Alberto-Culver Co.	33,450	963,360
Avon Products, Inc.	167,336	5,409,973
Church & Dwight Co., Inc.	26,997	1,869,542
Colgate-Palmolive Co.	194,827	16,384,951
Energizer Holdings, Inc. *	27,300	1,668,030
Herbalife Ltd.	23,909	1,153,609
Kimberly-Clark Corp.	162,784	9,972,148
NBTY, Inc. *	24,200	984,456
The Clorox Co.	55,525	3,592,467
The Estee Lauder Cos., Inc., Class A	46,254	3,049,064
The Procter & Gamble Co.	1,145,119	71,180,597

		116,228,197

Insurance 3.9%
Aflac, Inc.	183,413	9,346,726
Alleghany Corp. *	2,138	635,328
Allied World Assurance Co. Holdings Ltd.	17,100	745,047
American Financial Group, Inc.	31,005	912,477
American International Group, Inc. (b)*	52,776	2,052,986
American National Insurance Co.	2,837	312,524
Aon Corp.	107,363	4,558,633
Arch Capital Group Ltd. *	23,200	1,753,456
Arthur J. Gallagher & Co.	39,920	1,048,698
Aspen Insurance Holdings Ltd.	32,600	879,548
Assurant, Inc.	45,792	1,668,203
Assured Guaranty Ltd.	45,300	976,215
Axis Capital Holdings Ltd.	55,862	1,741,219
Berkshire Hathaway, Inc., Class B *	589,912	45,423,224
Brown & Brown, Inc.	46,176	929,985
Cincinnati Financial Corp.	63,817	1,812,403
CNA Financial Corp. *	10,550	296,666
Endurance Specialty Holdings Ltd.	19,253	709,473
Erie Indemnity Co., Class A	11,685	541,132
Everest Re Group Ltd.	23,620	1,810,473
Fidelity National Financial, Inc., Class A	96,369	1,462,881
First American Corp.	40,060	1,384,874
Genworth Financial, Inc., Class A *	191,439	3,162,572
Hanover Insurance Group, Inc.	19,600	882,980
HCC Insurance Holdings, Inc.	44,057	1,197,910
Lincoln National Corp.	118,059	3,611,425
Loews Corp.	140,958	5,249,276
Markel Corp. *	3,431	1,313,524
Marsh & McLennan Cos., Inc.	206,720	5,006,758
Mercury General Corp.	13,935	626,936
MetLife, Inc.	320,944	14,628,627
Old Republic International Corp.	93,909	1,409,574
PartnerRe Ltd.	32,969	2,557,735
Platinum Underwriters Holdings Ltd.	19,500	725,595
Principal Financial Group, Inc.	125,009	3,652,763
ProAssurance Corp. *	12,700	774,065
Prudential Financial, Inc.	181,897	11,561,373
Reinsurance Group of America, Inc.	29,310	1,513,275
RenaissanceRe Holdings Ltd.	24,407	1,365,572
StanCorp Financial Group, Inc.	19,242	865,120
The Allstate Corp.	210,298	6,870,436

See financial notes 5

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Chubb Corp.	133,892	7,078,870
The Hartford Financial Services Group, Inc.	148,595	4,245,359
The Progressive Corp.	264,242	5,308,622
The Travelers Cos., Inc.	214,147	10,865,819
Torchmark Corp.	32,477	1,738,819
Transatlantic Holdings, Inc.	22,345	1,111,217
Unum Group	130,014	3,181,443
Validus Holdings Ltd.	51,441	1,315,346
W. R. Berkley Corp.	52,925	1,428,975
Wesco Financial Corp.	519	196,727
White Mountains Insurance Group Ltd.	3,213	1,103,987
XL Capital Ltd., Class A	134,067	2,386,393

		187,939,264

Materials 3.8%
Air Products & Chemicals, Inc.	82,978	6,371,051
Airgas, Inc.	32,151	2,039,981
AK Steel Holding Corp.	42,900	718,575
Albemarle Corp.	36,900	1,684,854
Alcoa, Inc.	381,920	5,133,005
Allegheny Technologies, Inc.	37,652	2,013,252
AptarGroup, Inc.	26,500	1,140,560
Ashland, Inc.	29,400	1,751,064
Ball Corp.	36,888	1,962,810
Bemis Co., Inc.	42,449	1,290,874
Cabot Corp.	25,616	833,545
Celanese Corp., Series A	55,443	1,773,622
CF Industries Holdings, Inc.	22,812	1,908,680
Cliffs Natural Resources, Inc.	51,300	3,207,789
Commercial Metals Co.	44,194	657,607
Compass Minerals International, Inc.	13,000	979,030
Crown Holdings, Inc. *	62,976	1,637,376
Cytec Industries, Inc.	19,100	917,946
Domtar Corp. *	16,400	1,161,776
E.I. du Pont de Nemours & Co.	354,157	14,109,615
Eastman Chemical Co.	28,491	1,906,618
Ecolab, Inc.	93,068	4,545,441
FMC Corp.	28,352	1,804,321
Freeport-McMoRan Copper & Gold, Inc.	168,465	12,724,161
Greif, Inc., Class A	13,400	793,012
Huntsman Corp.	64,200	732,522
International Flavors & Fragrances, Inc.	31,008	1,553,191
International Paper Co.	169,707	4,537,965
Intrepid Potash, Inc. *	16,150	424,099
Martin Marietta Materials, Inc.	16,849	1,615,482
MeadWestvaco Corp.	67,083	1,822,645
Monsanto Co.	213,634	13,471,760
Nalco Holding Co.	54,143	1,338,956
Newmont Mining Corp.	191,508	10,739,769
Nucor Corp.	123,376	5,591,400
Owens-Illinois, Inc. *	66,077	2,341,769
Packaging Corp. of America	40,330	997,361
Pactiv Corp. *	51,860	1,317,763
PPG Industries, Inc.	65,406	4,602,620
Praxair, Inc.	120,228	10,071,500
Reliance Steel & Aluminum Co.	25,122	1,226,205
Rock-Tenn Co., Class A	15,200	784,320
Rockwood Holdings, Inc. *	19,800	592,812
Royal Gold, Inc.	14,900	762,582
RPM International, Inc.	50,600	1,117,248
Sealed Air Corp.	62,302	1,339,493
Sigma-Aldrich Corp.	47,708	2,829,084
Silgan Holdings, Inc.	10,500	633,465
Solutia, Inc. *	47,600	837,760
Sonoco Products Co.	39,170	1,297,702
Steel Dynamics, Inc.	84,500	1,327,495
Temple-Inland, Inc.	41,900	977,108
The Dow Chemical Co.	448,256	13,819,732
The Lubrizol Corp.	26,760	2,417,498
The Mosaic Co.	63,695	3,257,362
The Scotts Miracle-Gro Co., Class A	17,668	856,015
The Valspar Corp.	39,546	1,238,581
Titanium Metals Corp. *	33,185	511,713
United States Steel Corp.	56,168	3,070,143
Vulcan Materials Co.	49,125	2,813,880
W.R. Grace & Co. *	24,100	696,249
Walter Energy, Inc.	20,800	1,680,848
Weyerhaeuser Co.	82,815	4,100,999

		182,413,661

Media 3.2%
Cablevision Systems Corp., Class A	97,010	2,661,954
CBS Corp., Class B - Non Voting Shares	265,405	4,302,215
Central European Media Enterprises, Ltd., Class A *	20,400	693,600
Cinemark Holdings, Inc.	12,900	235,554
Clear Channel Outdoor Holdings, Inc., Class A *	15,300	177,174
Comcast Corp., Class A	1,118,903	22,087,145
DIRECTV, Class A *	375,025	13,587,156
Discovery Communications, Inc., Class C *	111,100	3,707,407
DISH Network Corp., Class A	82,272	1,822,325
DreamWorks Animation SKG, Inc., Class A *	29,600	1,174,824
Gannett Co., Inc.	92,554	1,575,269
Interactive Data Corp.	14,400	481,968
John Wiley & Sons, Inc., Class A	16,780	709,291
Lamar Advertising Co., Class A *	20,870	776,781
Liberty Global, Inc., Series A *	102,266	2,803,111
Liberty Media Corp - Capital, Series A *	37,700	1,668,979
Liberty Media-Starz, Series A *	20,024	1,109,129
Live Nation Entertainment, Inc. *	54,700	858,243
Morningstar, Inc. *	7,850	369,029
News Corp., Class A	883,128	13,617,834
Omnicom Group, Inc.	121,988	5,204,008
Regal Entertainment Group, Class A	31,400	536,312
Scripps Networks Interactive, Class A	35,100	1,591,434
Sirius XM Radio, Inc. (b)*	1,512,300	1,784,514
The Interpublic Group of Cos., Inc. *	190,564	1,697,925

6 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The McGraw-Hill Cos., Inc.	123,436	4,162,262
The New York Times Co., Class A *	45,325	449,624
The Walt Disney Co.	753,920	27,774,413
The Washington Post Co., Class B	2,526	1,281,086
Time Warner Cable, Inc.	138,136	7,770,150
Time Warner, Inc.	457,600	15,137,408
Viacom Inc., Class B *	237,946	8,406,632

		150,214,756

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	606,246	31,015,545
Abraxis BioScience *	2,650	132,421
Alexion Pharmaceuticals, Inc. *	34,500	1,893,360
Allergan, Inc.	120,562	7,678,594
Amgen, Inc. *	396,660	22,752,418
Amylin Pharmaceuticals, Inc. *	48,847	1,008,202
Bio-Rad Laboratories, Inc., Class A *	7,500	837,675
Biogen Idec, Inc. *	113,355	6,036,154
BioMarin Pharmaceutical, Inc. *	39,500	923,115
Bristol-Myers Squibb Co.	670,839	16,965,518
Bruker Corp. *	19,300	295,097
Celgene Corp. *	180,146	11,160,045
Cephalon, Inc. *	29,300	1,881,060
Charles River Laboratories International, Inc. *	25,815	864,286
Covance, Inc. *	24,300	1,388,502
Dendreon Corp. (b)*	52,200	2,830,284
Eli Lilly & Co.	396,271	13,857,597
Endo Pharmaceuticals Holdings, Inc. *	45,928	1,005,823
Forest Laboratories, Inc. *	118,246	3,223,386
Genzyme Corp. *	104,031	5,538,610
Gilead Sciences, Inc. *	352,712	13,992,085
Human Genome Sciences, Inc. *	70,700	1,957,683
Illumina, Inc. *	48,000	2,009,760
Johnson & Johnson	1,081,367	69,531,898
King Pharmaceuticals, Inc. *	97,266	953,207
Life Technologies Corp. *	69,906	3,824,557
Merck & Co., Inc.	1,197,198	41,949,818
Mettler-Toledo International, Inc. *	13,000	1,631,240
Millipore Corp. *	22,874	2,428,075
Mylan, Inc. *	119,800	2,639,194
Myriad Genetics, Inc. *	37,900	909,979
Onyx Pharmaceuticals, Inc. *	24,400	704,428
OSI Pharmaceuticals, Inc. *	22,800	1,337,676
PerkinElmer, Inc.	45,800	1,147,290
Perrigo Co.	31,500	1,922,445
Pfizer, Inc.	3,162,711	52,880,528
Pharmaceutical Product Development, Inc.	47,746	1,313,015
Regeneron Pharmaceuticals, Inc. *	24,900	635,697
Salix Pharmaceuticals Ltd. *	21,800	876,360
Talecris Biotherapeutics Holdings Corp. *	19,700	369,375
Techne Corp.	14,163	938,299
Thermo Fisher Scientific, Inc. *	159,998	8,844,689
United Therapeutics Corp. *	20,000	1,137,800
Valeant Pharmaceuticals International *	26,500	1,192,500
Vertex Pharmaceuticals, Inc. *	75,512	2,927,600
Waters Corp. *	37,100	2,670,829
Watson Pharmaceuticals, Inc. *	41,600	1,781,312

		353,795,031

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	17,300	1,225,013
AMB Property Corp.	57,325	1,597,075
Apartment Investment & Management Co., Class A	48,218	1,080,565
AvalonBay Communities, Inc.	31,949	3,323,974
Boston Properties, Inc.	55,105	4,345,580
BRE Properties, Inc.	23,424	978,186
Camden Property Trust	26,264	1,271,966
CB Richard Ellis Group, Inc., Class A *	105,737	1,831,365
Corporate Office Properties Trust	22,800	922,260
Developers Diversified Realty Corp.	67,800	833,262
Digital Realty Trust, Inc.	30,000	1,761,000
Douglas Emmett, Inc.	47,600	796,824
Duke Realty Corp.	87,837	1,188,435
Equity Residential	108,272	4,901,473
Essex Property Trust, Inc.	10,517	1,112,909
Federal Realty Investment Trust	24,196	1,872,528
Forest City Enterprises, Inc., Class A *	45,400	701,430
HCP, Inc.	114,880	3,689,946
Health Care REIT, Inc.	48,221	2,166,570
Highwoods Properties, Inc. (b)	28,000	895,160
Hospitality Properties Trust	48,381	1,281,613
Host Hotels & Resorts, Inc.	246,639	4,010,350
HRPT Properties Trust	87,700	687,568
Jones Lang LaSalle, Inc.	16,400	1,293,632
Kimco Realty Corp.	157,831	2,460,585
Liberty Property Trust	44,104	1,491,156
Mack-Cali Realty Corp.	30,847	1,059,903
National Retail Properties, Inc.	32,300	760,019
Nationwide Health Properties, Inc.	44,000	1,540,880
OMEGA Healthcare Investors, Inc.	33,400	668,668
Plum Creek Timber Co., Inc.	63,798	2,539,160
ProLogis	185,461	2,442,521
Public Storage	52,709	5,108,029
Rayonier, Inc.	31,123	1,524,405
Realty Income Corp. (b)	40,900	1,341,111
Regency Centers Corp.	32,082	1,316,966
Senior Housing Properties Trust	49,900	1,121,752
Simon Property Group, Inc.	111,550	9,930,181
SL Green Realty Corp.	30,251	1,880,705
Tanger Factory Outlet Centers, Inc.	15,800	657,280
Taubman Centers, Inc.	12,100	524,777
The Macerich Co.	38,345	1,714,405
The St. Joe Co. *	34,800	1,149,792
UDR, Inc.	59,862	1,215,797
Ventas, Inc.	61,419	2,900,819

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vornado Realty Trust	60,634	5,055,057
Washington Real Estate Investment Trust	23,400	735,930
Weingarten Realty Investors	40,802	943,342

		93,851,924

Retailing 3.9%
Aaron’s, Inc.	31,950	721,112
Abercrombie & Fitch Co., Class A	34,819	1,522,635
Advance Auto Parts, Inc.	37,102	1,673,300
Aeropostale, Inc. *	39,000	1,132,560
Amazon.com, Inc. *	130,141	17,837,125
American Eagle Outfitters, Inc.	82,585	1,388,254
AutoNation, Inc. *	36,266	732,573
AutoZone, Inc. *	10,833	2,004,213
Bed Bath & Beyond, Inc. *	102,920	4,730,203
Best Buy Co., Inc.	133,826	6,102,466
Big Lots, Inc. *	32,400	1,237,680
CarMax, Inc. *	86,900	2,135,133
Chico’s FAS, Inc.	69,800	1,039,322
Dick’s Sporting Goods, Inc. *	35,000	1,018,850
Dollar Tree, Inc. *	34,608	2,101,398
Expedia, Inc.	82,609	1,950,398
Family Dollar Stores, Inc.	54,400	2,152,064
Foot Locker, Inc.	61,309	941,093
GameStop Corp., Class A *	64,500	1,567,995
Genuine Parts Co.	62,530	2,676,284
Guess?, Inc.	22,800	1,045,836
J. Crew Group, Inc. *	21,900	1,017,693
J.C. Penney Co., Inc.	92,422	2,695,950
Kohl’s Corp. *	120,165	6,607,873
Liberty Media Corp. - Interactive, Class A *	233,708	3,592,092
Limited Brands, Inc.	104,823	2,809,256
LKQ Corp. *	55,400	1,166,724
Lowe’s Cos., Inc.	576,896	15,645,420
Macy’s, Inc.	164,976	3,827,443
Netflix, Inc. *	16,900	1,669,213
Nordstrom, Inc.	64,800	2,678,184
O’Reilly Automotive, Inc. *	54,666	2,672,621
Office Depot, Inc. *	107,700	738,822
PetSmart, Inc.	48,395	1,600,423
Priceline.com, Inc. *	17,200	4,507,260
RadioShack Corp.	49,040	1,056,812
Ross Stores, Inc.	49,056	2,747,136
Sally Beauty Holdings, Inc. *	32,900	314,195
Sears Holdings Corp. (b)*	18,994	2,297,324
Signet Jewelers Ltd. *	33,400	1,069,468
Staples, Inc.	283,770	6,677,108
Target Corp.	294,842	16,767,665
The Dress Barn, Inc. *	21,400	592,352
The Gap, Inc.	186,575	4,614,000
The Home Depot, Inc.	666,415	23,491,129
The Sherwin-Williams Co.	37,290	2,911,230
The TJX Cos., Inc.	164,515	7,623,625
Tiffany & Co.	48,773	2,364,515
Tractor Supply Co.	14,200	953,814
Urban Outfitters, Inc. *	50,796	1,905,358
Williams-Sonoma, Inc.	41,400	1,192,320

		183,517,519

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	220,631	1,998,917
Altera Corp.	115,769	2,935,902
Analog Devices, Inc.	114,374	3,423,214
Applied Materials, Inc.	522,689	7,202,655
Atheros Communications *	26,100	1,013,724
Atmel Corp. *	177,800	967,232
Broadcom Corp., Class A	168,825	5,822,774
Cree, Inc. *	40,600	2,972,326
Cypress Semiconductor Corp. *	61,000	786,290
Intel Corp.	2,164,280	49,410,512
Intersil Corp., Class A	48,067	715,237
KLA-Tencor Corp.	66,138	2,252,660
Lam Research Corp. *	49,900	2,023,445
Linear Technology Corp.	87,466	2,629,228
LSI Corp. *	255,998	1,541,108
Marvell Technology Group Ltd. *	202,562	4,182,905
Maxim Integrated Products, Inc.	119,600	2,322,632
MEMC Electronic Materials, Inc. *	85,177	1,104,746
Microchip Technology, Inc.	71,966	2,102,127
Micron Technology, Inc. *	333,100	3,114,485
National Semiconductor Corp.	91,458	1,351,749
Novellus Systems, Inc. *	37,995	995,469
NVIDIA Corp. *	217,499	3,419,084
ON Semiconductor Corp. *	166,700	1,323,598
PMC-Sierra, Inc. *	89,200	789,420
Rambus, Inc. *	41,364	998,113
Silicon Laboratories, Inc. *	17,936	867,206
Skyworks Solutions, Inc. *	68,300	1,150,172
Teradyne, Inc. *	68,500	837,755
Texas Instruments, Inc.	491,075	12,772,861
Varian Semiconductor Equipment Associates, Inc. *	28,800	948,672
Xilinx, Inc.	108,505	2,797,259

		126,773,477

Software & Services 8.7%
Activision Blizzard, Inc.	213,538	2,366,001
Adobe Systems, Inc. *	205,313	6,896,464
Akamai Technologies, Inc. *	67,109	2,605,842
Alliance Data Systems Corp. *	20,471	1,536,553
Amdocs Ltd. *	79,900	2,552,006
ANSYS, Inc. *	34,800	1,566,000
AOL, Inc. *	42,200	985,792
Autodesk, Inc. *	91,272	3,104,161
Automatic Data Processing, Inc.	197,751	8,574,483
BMC Software, Inc. *	71,912	2,830,456
Broadridge Financial Solutions, Inc.	53,600	1,276,216
CA, Inc.	155,381	3,544,241
Cadence Design Systems, Inc. *	105,387	786,187
Citrix Systems, Inc. *	71,700	3,369,900
Cognizant Technology Solutions Corp., Class A *	115,466	5,909,550
Computer Sciences Corp. *	59,731	3,129,307
Compuware Corp. *	90,364	777,130
Concur Technologies, Inc. *	16,750	701,992
DST Systems, Inc.	15,380	652,881
eBay, Inc. *	440,870	10,497,115

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Electronic Arts, Inc. *	129,381	2,506,110
Equinix, Inc. *	15,300	1,539,945
FactSet Research Systems, Inc.	16,500	1,241,130
Fidelity National Information Services, Inc.	128,808	3,386,362
Fiserv, Inc. *	60,289	3,080,165
Gartner, Inc. *	23,600	568,288
Genpact Ltd. *	27,050	456,604
Global Payments, Inc.	31,938	1,367,266
Google, Inc., Class A *	94,506	49,657,233
Hewitt Associates, Inc., Class A *	32,600	1,336,274
IAC/InterActiveCorp *	37,730	845,907
Informatica Corp. *	35,100	877,851
International Business Machines Corp.	514,840	66,414,360
Intuit, Inc. *	124,144	4,489,047
Jack Henry & Associates, Inc.	34,000	867,680
Lender Processing Services, Inc.	37,600	1,419,400
ManTech International Corp., Class A *	8,700	391,761
MasterCard, Inc., Class A	37,600	9,326,304
McAfee, Inc. *	61,829	2,148,558
MICROS Systems, Inc. *	31,200	1,159,392
Microsoft Corp.	3,027,638	92,464,064
Monster Worldwide, Inc. *	49,300	859,299
NeuStar, Inc., Class A *	29,100	712,077
Novell, Inc. *	135,924	762,534
Nuance Communications, Inc. *	89,600	1,636,992
Oracle Corp.	1,532,610	39,602,642
Parametric Technology Corp. *	46,200	858,858
Paychex, Inc.	126,028	3,856,457
Quest Software, Inc. *	24,400	427,732
Rackspace Hosting, Inc. *	26,400	473,880
Red Hat, Inc. *	73,583	2,197,924
Rovi Corp. *	40,400	1,574,792
SAIC, Inc. *	120,000	2,089,200
Salesforce.com, Inc. *	43,121	3,691,158
Solera Holdings, Inc.	27,300	1,061,151
Sybase, Inc. *	32,000	1,388,160
Symantec Corp. *	317,689	5,327,645
Synopsys, Inc. *	57,100	1,296,741
TIBCO Software, Inc. *	66,400	756,960
Total System Services, Inc.	77,300	1,237,573
VeriFone Holdings, Inc. *	28,500	542,355
VeriSign, Inc. *	75,405	2,056,294
Visa, Inc., Class A	175,600	15,844,388
VMware, Inc., Class A *	25,200	1,553,328
WebMD Health Corp. (b)*	17,200	833,168
Western Union Co.	271,240	4,950,130
Yahoo!, Inc. *	466,779	7,715,857

		412,513,273

Technology Hardware & Equipment 7.1%
Agilent Technologies, Inc. *	135,231	4,903,476
Amphenol Corp., Class A	67,220	3,106,236
Apple, Inc. *	353,014	92,179,016
Arrow Electronics, Inc. *	46,900	1,430,450
Avnet, Inc. *	59,546	1,903,686
AVX Corp.	19,350	298,957
Brocade Communications Systems, Inc. *	168,000	1,090,320
Cisco Systems, Inc. *	2,254,615	60,694,236
CommScope, Inc. *	36,800	1,198,944
Corning, Inc.	609,863	11,739,863
Dell, Inc. *	674,849	10,919,057
Diebold, Inc.	26,018	815,664
Dolby Laboratories, Inc., Class A *	20,600	1,415,632
EchoStar Corp., Class A *	14,954	287,266
EMC Corp. *	799,524	15,198,951
F5 Networks, Inc. *	32,000	2,189,760
FLIR Systems, Inc. *	59,500	1,820,105
Harris Corp.	51,596	2,656,162
Hewlett-Packard Co.	929,268	48,294,058
Ingram Micro, Inc., Class A *	66,051	1,199,486
Itron, Inc. *	15,700	1,249,877
Jabil Circuit, Inc.	74,100	1,135,212
JDS Uniphase Corp. *	87,300	1,134,027
Juniper Networks, Inc. *	205,894	5,849,449
Lexmark International, Inc., Class A *	30,659	1,135,916
Molex, Inc.	53,121	1,190,442
Motorola, Inc. *	900,688	6,367,864
National Instruments Corp.	22,200	767,676
NCR Corp. *	62,444	821,763
NetApp, Inc. *	132,800	4,604,176
Palm, Inc. (b)*	64,800	375,840
Polycom, Inc. *	33,100	1,077,405
QLogic Corp. *	44,900	869,713
QUALCOMM, Inc.	654,678	25,362,226
Riverbed Technology, Inc. *	21,700	672,483
SanDisk Corp. *	89,458	3,568,480
Seagate Technology *	195,137	3,584,667
Tech Data Corp. *	19,900	853,710
Tellabs, Inc.	147,275	1,337,257
Teradata Corp. *	67,144	1,951,876
Trimble Navigation Ltd. *	47,200	1,543,912
Vishay Intertechnology, Inc. *	73,100	760,971
Western Digital Corp. *	88,312	3,628,740
Xerox Corp.	536,745	5,850,520
Zebra Technologies Corp., Class A *	23,025	668,876

		339,704,403

Telecommunication Services 2.7%
American Tower Corp., Class A *	157,389	6,423,045
AT&T, Inc.	2,312,777	60,270,969
CenturyTel, Inc.	116,571	3,976,237
Clearwire Corp., Class A (b)*	65,350	504,502
Crown Castle International Corp. *	98,127	3,714,107
Frontier Communications Corp. (b)	118,358	942,130
Level 3 Communications, Inc. *	642,640	1,002,518
MetroPCS Communications, Inc. *	98,000	747,740
NII Holdings, Inc. *	65,141	2,763,281
Qwest Communications International, Inc.	582,035	3,044,043
SBA Communications Corp., Class A *	45,800	1,619,946
Sprint Nextel Corp. *	1,163,657	4,945,542

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telephone & Data Systems, Inc.	36,701	1,272,057
tw telecom, Inc. *	58,600	1,043,080
United States Cellular Corp. *	6,500	273,520
Verizon Communications, Inc.	1,113,337	32,164,306
Windstream Corp.	171,148	1,891,185

		126,598,208

Transportation 2.0%
AMR Corp. *	130,351	961,990
C.H. Robinson Worldwide, Inc.	65,748	3,964,604
Continental Airlines, Inc., Class B *	54,300	1,213,605
CSX Corp.	153,842	8,622,844
Delta Air Lines, Inc. *	305,500	3,690,440
Expeditors International of Washington, Inc.	84,098	3,426,153
FedEx Corp.	122,528	11,028,745
Hertz Global Holdings, Inc. *	70,700	1,022,322
J.B. Hunt Transport Services, Inc.	34,391	1,267,652
Kansas City Southern *	37,600	1,524,680
Kirby Corp. *	21,100	887,888
Knight Transportation, Inc.	22,800	485,412
Landstar System, Inc.	19,930	881,305
Norfolk Southern Corp.	144,206	8,555,742
Ryder System, Inc.	21,964	1,021,765
Southwest Airlines Co.	290,788	3,832,586
UAL Corp. *	65,467	1,412,778
Union Pacific Corp.	197,782	14,964,186
United Parcel Service, Inc., Class B	389,075	26,900,646

		95,665,343

Utilities 3.6%
AGL Resources, Inc.	30,300	1,197,153
Allegheny Energy, Inc.	66,453	1,447,346
Alliant Energy Corp.	43,900	1,501,380
Ameren Corp.	92,885	2,411,295
American Electric Power Co., Inc.	187,231	6,422,023
American Water Works Co., Inc.	27,400	596,772
Aqua America, Inc.	53,434	979,445
Atmos Energy Corp.	36,318	1,074,286
Calpine Corp. *	133,400	1,818,242
CenterPoint Energy, Inc.	153,011	2,197,238
Cleco Corp.	23,700	649,380
CMS Energy Corp.	90,033	1,463,937
Consolidated Edison, Inc.	110,006	4,972,271
Constellation Energy Group, Inc.	78,441	2,772,889
Dominion Resources, Inc.	234,108	9,785,714
DPL, Inc.	46,861	1,320,543
DTE Energy Co.	64,597	3,111,638
Duke Energy Corp.	511,293	8,579,497
Edison International	127,654	4,387,468
Energen Corp.	28,096	1,373,052
Entergy Corp.	74,022	6,017,248
EQT Corp.	51,900	2,257,131
Exelon Corp.	258,456	11,266,097
FirstEnergy Corp.	119,470	4,524,329
FPL Group, Inc.	162,008	8,432,516
Great Plains Energy, Inc.	53,000	1,024,490
Hawaiian Electric Industries, Inc.	37,748	881,416
Integrys Energy Group, Inc.	29,955	1,486,068
ITC Holdings Corp.	19,900	1,111,017
MDU Resources Group, Inc.	73,617	1,560,680
Mirant Corp. *	56,902	663,477
National Fuel Gas Co.	31,547	1,641,075
New Jersey Resources Corp.	16,300	614,999
Nicor, Inc.	18,000	783,180
NiSource, Inc.	108,080	1,761,704
Northeast Utilities	68,114	1,892,888
NRG Energy, Inc. *	99,130	2,395,972
NSTAR	41,912	1,533,979
NV Energy, Inc.	92,000	1,149,080
OGE Energy Corp.	37,980	1,571,612
ONEOK, Inc.	41,362	2,032,529
Ormat Technologies, Inc.	7,850	250,101
Pepco Holdings, Inc.	89,174	1,492,773
PG&E Corp.	145,437	6,370,141
Piedmont Natural Gas Co., Inc.	27,000	742,500
Pinnacle West Capital Corp.	39,687	1,481,913
PPL Corp.	147,761	3,658,562
Progress Energy, Inc.	109,585	4,374,633
Public Service Enterprise Group, Inc.	198,272	6,370,479
Questar Corp.	68,320	3,275,944
RRI Energy, Inc. *	145,397	591,766
SCANA Corp.	43,431	1,714,222
Sempra Energy	96,578	4,749,706
Southern Co.	313,618	10,838,638
TECO Energy, Inc.	83,817	1,419,022
The AES Corp. *	261,602	3,018,887
UGI Corp.	41,148	1,131,159
Vectren Corp.	31,800	795,318
Westar Energy, Inc.	42,700	1,011,563
WGL Holdings, Inc.	19,700	704,078
Wisconsin Energy Corp.	45,818	2,405,903
Xcel Energy, Inc.	179,009	3,893,446

		172,953,810

Total Common Stock (Cost $2,336,760,766)		4,744,840,330

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,624,042	2,624,042

Total Other Investment Company (Cost $2,624,042)		2,624,042

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.15%, 06/17/10 (c)	2,600,000	2,599,513

Total Short-Term Investment (Cost $2,599,491)		2,599,513

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Navigator Security Lending Prime Portfolio	22,197,268	22,197,268

Total Collateral Invested for Securities on Loan (Cost $22,197,268)		22,197,268

End of Collateral Invested for Securities on Loan

At 04/30/10 tax basis cost of the fund’s investments was $2,320,415,989 and the unrealized appreciation and depreciation were $2,551,900,250 and ($122,252,354), respectively, with a net unrealized appreciation of $2,429,647,896.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/18/10	80	4,733,600	149,460

See financial notes 11

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	06/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	06/11/2010

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	06/11/2010